UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Mid Cap Index Fund

January 31, 2014

1.929302.102

MCX-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 1.0%
Allison Transmission Holdings, Inc.	3,239	$ 93,056
BorgWarner, Inc.	21,746	1,167,760
Delphi Automotive PLC	29,405	1,790,470
Gentex Corp.	13,510	437,589
Lear Corp.	7,604	549,997
The Goodyear Tire & Rubber Co.	23,140	547,492
TRW Automotive Holdings Corp. (a)	10,138	751,733
Visteon Corp. (a)	4,636	375,562
		5,713,659
Automobiles - 0.5%
Harley-Davidson, Inc.	21,092	1,301,165
Tesla Motors, Inc. (a)(d)	7,865	1,426,790
Thor Industries, Inc.	4,179	214,675
		2,942,630
Distributors - 0.4%
Genuine Parts Co.	14,579	1,199,123
LKQ Corp. (a)	28,111	760,965
		1,960,088
Diversified Consumer Services - 0.4%
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	9,179	296,390
DeVry, Inc.	5,931	214,346
Graham Holdings Co.	411	257,311
H&R Block, Inc.	25,628	779,091
Service Corp. International	19,982	353,681
Weight Watchers International, Inc. (d)	2,575	69,602
		1,970,421
Hotels, Restaurants & Leisure - 2.2%
Bally Technologies, Inc. (a)	3,652	267,765
Brinker International, Inc.	6,245	302,008
Burger King Worldwide, Inc.	9,445	229,891
Chipotle Mexican Grill, Inc. (a)	2,908	1,605,100
Choice Hotels International, Inc.	2,617	127,003
Darden Restaurants, Inc.	12,226	604,453
Domino's Pizza, Inc.	5,313	375,151
Dunkin' Brands Group, Inc. (d)	9,954	463,160
Hyatt Hotels Corp. Class A (a)	4,254	203,299
International Game Technology	24,270	350,216
Marriott International, Inc. Class A	21,927	1,081,001
MGM Mirage, Inc. (a)	34,992	852,405
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Norwegian Cruise Line Holdings Ltd.	2,452	$ 85,869
Panera Bread Co. Class A (a)	2,617	442,456
Penn National Gaming, Inc. (a)	6,522	76,503
Royal Caribbean Cruises Ltd.	15,373	762,501
SeaWorld Entertainment, Inc.	2,740	88,831
Six Flags Entertainment Corp.	6,238	223,882
Starwood Hotels & Resorts Worldwide, Inc.	18,305	1,367,567
Wendy's Co.	26,725	242,396
Wyndham Worldwide Corp.	12,805	908,387
Wynn Resorts Ltd.	7,586	1,649,348
		12,309,192
Household Durables - 1.6%
D.R. Horton, Inc.	26,554	623,488
Garmin Ltd. (d)	11,529	519,381
Harman International Industries, Inc.	6,391	661,021
Jarden Corp. (a)	11,955	722,680
Leggett & Platt, Inc. (d)	13,443	403,559
Lennar Corp. Class A	15,576	625,532
Mohawk Industries, Inc. (a)	5,705	811,137
Newell Rubbermaid, Inc.	27,112	837,761
NVR, Inc. (a)	442	509,807
PulteGroup, Inc.	36,473	741,131
Taylor Morrison Home Corp.	3,047	64,444
Tempur Sealy International, Inc. (a)	5,681	280,016
Toll Brothers, Inc. (a)	15,946	586,016
Tupperware Brands Corp. (d)	4,979	390,154
Whirlpool Corp.	7,448	992,818
		8,768,945
Internet & Catalog Retail - 1.1%
Expedia, Inc.	10,029	651,684
Groupon, Inc. Class A (a)(d)	39,518	413,358
HomeAway, Inc. (a)	5,722	233,801
Liberty Interactive Corp.:
(Venture Group) Series A (a)	3,433	398,228
Series A (a)	49,830	1,330,959
Netflix, Inc. (a)	4,725	1,934,084
TripAdvisor, Inc. (a)	10,545	813,969
zulily, Inc.	1,262	50,165
		5,826,248
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	10,806	$ 530,791
Mattel, Inc.	32,499	1,229,762
Polaris Industries, Inc. (d)	6,098	763,470
		2,524,023
Media - 2.1%
AMC Networks, Inc. Class A (a)	5,599	360,800
Cablevision Systems Corp. - NY Group Class A (d)	18,392	295,008
Charter Communications, Inc. Class A (a)	6,229	853,373
Cinemark Holdings, Inc.	10,891	319,215
Clear Channel Outdoor Holding, Inc. Class A	4,040	38,178
Discovery Communications, Inc. Class A (a)	23,024	1,836,855
DISH Network Corp. Class A (a)	19,616	1,105,950
DreamWorks Animation SKG, Inc. Class A (a)	6,948	234,426
Gannett Co., Inc.	21,582	594,152
Interpublic Group of Companies, Inc.	40,325	658,104
John Wiley & Sons, Inc. Class A	4,293	232,423
Lamar Advertising Co. Class A (a)	7,364	358,332
Liberty Media Corp. Class A (a)	9,006	1,185,100
Lions Gate Entertainment Corp.	7,614	246,161
Morningstar, Inc.	1,895	146,294
Omnicom Group, Inc.	24,318	1,765,000
Regal Entertainment Group Class A (d)	7,814	152,373
Scripps Networks Interactive, Inc. Class A	10,320	748,406
Starz - Liberty Capital Series A (a)	10,183	284,920
The Madison Square Garden Co. Class A (a)	5,759	334,195
		11,749,265
Multiline Retail - 1.4%
Big Lots, Inc. (a)(d)	5,312	142,308
Dillard's, Inc. Class A	2,558	223,313
Dollar General Corp. (a)	30,789	1,734,036
Dollar Tree, Inc. (a)	19,583	989,333
Family Dollar Stores, Inc.	9,091	562,006
J.C. Penney Co., Inc. (a)(d)	21,617	127,973
Kohl's Corp.	20,905	1,058,420
Macy's, Inc.	36,096	1,920,307
Nordstrom, Inc.	13,675	785,629
Sears Holdings Corp. (a)(d)	3,955	143,843
		7,687,168
Specialty Retail - 3.7%
Aarons, Inc. Class A (d)	7,193	193,420
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Abercrombie & Fitch Co. Class A	7,377	$ 260,998
Advance Auto Parts, Inc.	6,864	788,056
American Eagle Outfitters, Inc.	18,174	245,894
Ascena Retail Group, Inc. (a)	12,052	226,096
AutoNation, Inc. (a)	4,801	237,121
AutoZone, Inc. (a)	3,337	1,652,015
Bed Bath & Beyond, Inc. (a)	20,563	1,312,948
Best Buy Co., Inc.	25,699	604,954
Cabela's, Inc. Class A (a)(d)	4,490	300,201
CarMax, Inc. (a)	21,132	953,265
Chico's FAS, Inc.	15,379	255,291
CST Brands, Inc.	5,723	182,735
Dick's Sporting Goods, Inc.	9,211	483,578
DSW, Inc. Class A	6,725	253,196
Foot Locker, Inc.	14,011	540,825
GameStop Corp. Class A (d)	11,192	392,503
Gap, Inc.	26,271	1,000,400
GNC Holdings, Inc.	9,275	474,045
Guess?, Inc.	5,426	152,199
L Brands, Inc.	22,591	1,182,865
Murphy U.S.A., Inc.	4,517	174,989
O'Reilly Automotive, Inc. (a)	10,388	1,360,620
PetSmart, Inc.	9,747	614,061
Ross Stores, Inc.	20,681	1,404,447
Sally Beauty Holdings, Inc. (a)	15,833	449,341
Signet Jewelers Ltd.	7,615	605,773
Staples, Inc. (d)	62,514	822,684
Tiffany & Co., Inc.	10,517	874,909
Tractor Supply Co.	13,143	874,141
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,992	513,574
Urban Outfitters, Inc. (a)	10,038	359,561
Williams-Sonoma, Inc.	9,112	496,786
		20,243,491
Textiles, Apparel & Luxury Goods - 1.7%
Carter's, Inc.	5,081	341,697
Coach, Inc.	26,439	1,266,164
Deckers Outdoor Corp. (a)(d)	3,250	253,338
Fossil Group, Inc. (a)	4,560	509,945
Hanesbrands, Inc.	9,270	659,468
Michael Kors Holdings Ltd. (a)	18,956	1,515,153
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	7,629	$ 922,117
Ralph Lauren Corp.	5,651	886,585
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	7,876	851,474
VF Corp.	32,924	1,924,408
		9,130,349
TOTAL CONSUMER DISCRETIONARY		90,825,479
CONSUMER STAPLES - 5.4%
Beverages - 1.3%
Beam, Inc.	15,131	1,260,412
Brown-Forman Corp. Class B (non-vtg.)	14,221	1,095,017
Coca-Cola Enterprises, Inc.	24,420	1,057,142
Constellation Brands, Inc. Class A (sub. vtg.) (a)	14,461	1,108,725
Dr. Pepper Snapple Group, Inc.	19,197	919,152
Molson Coors Brewing Co. Class B	13,149	692,163
Monster Beverage Corp. (a)	12,622	857,034
		6,989,645
Food & Staples Retailing - 0.8%
Fresh Market, Inc. (a)(d)	3,753	131,205
Kroger Co.	48,923	1,766,120
Safeway, Inc.	22,677	708,429
Sprouts Farmers Market LLC	1,917	68,514
Whole Foods Market, Inc.	34,899	1,823,822
		4,498,090
Food Products - 2.2%
Bunge Ltd.	13,840	1,048,518
Campbell Soup Co.	16,510	680,377
ConAgra Foods, Inc.	39,220	1,246,804
Dean Foods Co. (a)	8,749	138,234
Flowers Foods, Inc.	16,114	337,588
Green Mountain Coffee Roasters, Inc.	14,035	1,136,835
Hillshire Brands Co.	11,597	413,085
Hormel Foods Corp.	12,615	573,226
Ingredion, Inc.	7,216	449,557
McCormick & Co., Inc. (non-vtg.)	12,421	797,180
Mead Johnson Nutrition Co. Class A	19,042	1,464,139
Pinnacle Foods, Inc.	3,174	85,698
The Hershey Co.	14,098	1,401,341
The J.M. Smucker Co.	10,101	973,635
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Tyson Foods, Inc. Class A	26,348	$ 985,415
WhiteWave Foods Co. (a)	13,054	316,037
		12,047,669
Household Products - 0.5%
Church & Dwight Co., Inc.	12,981	838,313
Clorox Co. (d)	12,367	1,091,635
Energizer Holdings, Inc.	5,864	554,148
		2,484,096
Personal Products - 0.3%
Avon Products, Inc.	40,743	606,663
Coty, Inc. Class A	5,469	73,777
Herbalife Ltd. (d)	8,021	516,312
Nu Skin Enterprises, Inc. Class A	5,494	467,814
		1,664,566
Tobacco - 0.3%
Lorillard, Inc.	35,502	1,747,408
TOTAL CONSUMER STAPLES		29,431,474
ENERGY - 6.3%
Energy Equipment & Services - 1.7%
Atwood Oceanics, Inc. (a)	5,447	258,188
Cameron International Corp. (a)	23,340	1,399,700
Diamond Offshore Drilling, Inc. (d)	6,425	311,870
Dresser-Rand Group, Inc. (a)	7,114	405,498
Dril-Quip, Inc. (a)	3,790	381,122
FMC Technologies, Inc. (a)	22,333	1,104,144
Frank's International NV (d)	3,183	74,610
Helmerich & Payne, Inc.	8,944	787,430
McDermott International, Inc. (a)(d)	22,367	186,541
Nabors Industries Ltd.	27,503	469,751
Oceaneering International, Inc.	10,222	696,629
Oil States International, Inc. (a)	5,122	481,212
Patterson-UTI Energy, Inc.	13,705	352,081
Rowan Companies PLC (a)	11,622	364,582
RPC, Inc.	5,989	101,993
Seadrill Ltd.	33,286	1,188,643
Superior Energy Services, Inc.	14,903	352,307
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Tidewater, Inc.	4,695	$ 243,436
Unit Corp. (a)(d)	4,686	234,159
		9,393,896
Oil, Gas & Consumable Fuels - 4.6%
Antero Resources Corp.	3,550	208,527
Cabot Oil & Gas Corp.	39,652	1,585,287
Cheniere Energy, Inc. (a)	22,708	997,790
Chesapeake Energy Corp.	54,524	1,467,241
Cimarex Energy Co.	8,142	797,753
Cobalt International Energy, Inc. (a)	25,918	424,278
Concho Resources, Inc. (a)	9,862	964,405
CONSOL Energy, Inc.	21,520	803,772
Continental Resources, Inc. (a)(d)	3,976	438,155
CVR Energy, Inc.	1,480	54,893
Denbury Resources, Inc.	35,202	565,696
Energen Corp.	6,813	481,815
EQT Corp.	14,154	1,313,633
Golar LNG Ltd. (NASDAQ) (d)	4,117	146,195
Gulfport Energy Corp. (a)	8,012	488,331
HollyFrontier Corp. (d)	19,118	885,163
Kosmos Energy Ltd. (a)	9,583	99,088
Laredo Petroleum Holdings, Inc. (a)	4,000	98,960
Murphy Oil Corp.	17,971	1,017,338
Newfield Exploration Co. (a)	12,785	316,684
Noble Energy, Inc.	33,739	2,102,952
Oasis Petroleum, Inc. (a)	9,387	392,470
PBF Energy, Inc. Class A (d)	2,216	57,461
Peabody Energy Corp.	25,099	427,938
Pioneer Natural Resources Co.	12,848	2,175,423
QEP Resources, Inc.	16,904	522,165
Range Resources Corp.	15,344	1,322,499
SandRidge Energy, Inc. (a)(d)	46,660	286,959
SM Energy Co.	6,250	517,250
Southwestern Energy Co. (a)	33,079	1,345,985
Teekay Corp.	3,566	193,170
Tesoro Corp.	12,786	658,735
Ultra Petroleum Corp. (a)(d)	14,410	345,120
Whiting Petroleum Corp. (a)	11,101	648,076
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
World Fuel Services Corp. (d)	6,852	$ 292,717
WPX Energy, Inc. (a)	18,654	355,359
		24,799,283
TOTAL ENERGY		34,193,179
FINANCIALS - 19.1%
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (a)	4,973	990,821
American Capital Ltd. (a)	26,341	411,183
Ameriprise Financial, Inc.	18,961	2,003,040
Ares Capital Corp.	27,859	493,383
Artisan Partners Asset Management, Inc.	1,165	73,884
E*TRADE Financial Corp. (a)	27,023	541,000
Eaton Vance Corp. (non-vtg.)	11,184	425,775
Federated Investors, Inc. Class B (non-vtg.)	8,794	236,471
Invesco Ltd.	41,847	1,391,413
Lazard Ltd. Class A	12,076	516,370
Legg Mason, Inc.	10,355	438,534
LPL Financial	5,343	286,011
Northern Trust Corp.	22,515	1,355,853
Raymond James Financial, Inc.	11,497	585,312
SEI Investments Co.	13,442	457,835
T. Rowe Price Group, Inc.	24,401	1,914,014
TD Ameritrade Holding Corp.	21,905	684,531
Waddell & Reed Financial, Inc. Class A	8,111	525,755
		13,331,185
Commercial Banks - 3.0%
Associated Banc-Corp.	16,123	265,546
Bank of Hawaii Corp. (d)	4,293	243,757
BankUnited, Inc.	5,913	183,894
BOK Financial Corp.	2,460	158,080
CapitalSource, Inc.	18,556	254,774
CIT Group, Inc.	18,949	882,076
City National Corp.	4,413	319,281
Comerica, Inc.	17,583	805,301
Commerce Bancshares, Inc.	7,665	333,198
Cullen/Frost Bankers, Inc. (d)	4,925	364,549
East West Bancorp, Inc.	13,293	444,784
Fifth Third Bancorp	82,273	1,729,378
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Citizen Bancshares, Inc.	744	$ 164,603
First Horizon National Corp.	22,856	268,787
First Niagara Financial Group, Inc.	33,393	288,516
First Republic Bank	10,869	527,473
Fulton Financial Corp.	18,009	222,411
Huntington Bancshares, Inc.	79,150	717,891
KeyCorp	86,657	1,105,743
M&T Bank Corp. (d)	12,132	1,352,839
Popular, Inc. (a)	9,742	257,189
Regions Financial Corp.	133,024	1,352,854
Signature Bank (a)(d)	4,425	540,116
SunTrust Banks, Inc.	50,798	1,880,542
SVB Financial Group (a)	4,226	474,284
Synovus Financial Corp.	92,474	309,788
TCF Financial Corp.	15,501	249,566
Valley National Bancorp	18,365	177,957
Zions Bancorporation	17,204	494,615
		16,369,792
Consumer Finance - 0.2%
SLM Corp.	41,807	951,527
Diversified Financial Services - 1.5%
CBOE Holdings, Inc.	8,146	423,755
ING U.S., Inc. (d)	7,072	238,821
Interactive Brokers Group, Inc.	4,476	94,891
IntercontinentalExchange Group, Inc.	10,739	2,242,196
Leucadia National Corp.	27,900	762,507
McGraw-Hill Companies, Inc.	25,777	1,960,083
Moody's Corp.	18,299	1,364,739
MSCI, Inc. Class A (a)	11,249	480,557
The NASDAQ Stock Market, Inc.	10,382	396,073
		7,963,622
Insurance - 4.2%
Alleghany Corp. (a)	1,580	588,281
Allied World Assurance Co. Holdings Ltd.	3,243	333,770
American Financial Group, Inc.	7,339	403,058
American National Insurance Co.	693	72,072
Aon PLC	29,069	2,338,892
Arch Capital Group Ltd. (a)	12,536	674,562
Arthur J. Gallagher & Co.	11,937	551,848
Aspen Insurance Holdings Ltd.	6,300	245,070
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Assurant, Inc.	6,858	$ 448,170
Assured Guaranty Ltd.	15,696	331,970
Axis Capital Holdings Ltd.	11,242	506,115
Brown & Brown, Inc.	11,129	350,452
Cincinnati Financial Corp.	15,398	746,033
CNA Financial Corp.	2,486	97,650
Endurance Specialty Holdings Ltd.	4,088	214,170
Erie Indemnity Co. Class A	2,305	161,742
Everest Re Group Ltd.	4,706	681,241
Fidelity National Financial, Inc. Class A	25,862	815,687
Genworth Financial, Inc. Class A (a)	46,451	685,152
Hanover Insurance Group, Inc.	4,164	231,227
Hartford Financial Services Group, Inc.	42,919	1,427,057
HCC Insurance Holdings, Inc.	9,448	405,414
Kemper Corp.	4,378	160,892
Lincoln National Corp.	25,266	1,213,526
Markel Corp. (a)	1,295	698,186
MBIA, Inc. (a)(d)	13,282	145,305
Mercury General Corp.	2,561	117,371
Old Republic International Corp.	24,254	378,847
PartnerRe Ltd.	5,044	495,169
Principal Financial Group, Inc.	27,604	1,202,706
ProAssurance Corp.	5,832	270,955
Progressive Corp.	56,751	1,318,893
Protective Life Corp.	7,328	359,145
Reinsurance Group of America, Inc.	6,837	510,519
RenaissanceRe Holdings Ltd. (d)	4,154	376,809
StanCorp Financial Group, Inc.	4,180	268,565
Torchmark Corp.	8,691	653,129
Unum Group	25,126	809,057
Validus Holdings Ltd.	9,764	350,723
W.R. Berkley Corp.	10,119	392,212
White Mountains Insurance Group Ltd.	582	328,655
XL Group PLC Class A	27,522	790,982
		23,151,279
Real Estate Investment Trusts - 6.9%
Alexandria Real Estate Equities, Inc.	6,708	470,432
American Campus Communities, Inc.	9,887	343,672
American Capital Agency Corp.	37,325	781,959
American Homes 4 Rent Class A	4,795	79,981
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc.	89,215	$ 960,846
Apartment Investment & Management Co. Class A	13,702	383,245
AvalonBay Communities, Inc.	12,168	1,502,748
BioMed Realty Trust, Inc.	17,654	344,430
Boston Properties, Inc.	14,270	1,542,444
Brandywine Realty Trust (SBI)	14,826	211,271
BRE Properties, Inc.	7,254	428,711
Brixmor Property Group, Inc.	4,467	92,378
Camden Property Trust (SBI)	7,917	489,429
CBL & Associates Properties, Inc.	15,450	262,496
Chimera Investment Corp.	97,015	302,687
CommonWealth REIT	11,162	274,362
Corporate Office Properties Trust (SBI)	8,133	202,105
Corrections Corp. of America	10,744	360,676
DDR Corp.	27,705	434,137
Digital Realty Trust, Inc. (d)	12,087	616,316
Douglas Emmett, Inc.	13,498	343,254
Duke Realty LP	30,102	472,902
Equity Lifestyle Properties, Inc.	7,862	309,055
Essex Property Trust, Inc.	3,545	561,422
Extra Space Storage, Inc.	10,351	472,627
Federal Realty Investment Trust (SBI) (d)	6,139	669,151
General Growth Properties, Inc.	52,689	1,061,156
Hatteras Financial Corp.	9,058	162,501
HCP, Inc.	42,750	1,673,663
Health Care REIT, Inc.	26,771	1,550,576
Healthcare Trust of America, Inc.	10,814	116,034
Home Properties, Inc.	5,363	298,987
Hospitality Properties Trust (SBI)	14,145	363,527
Host Hotels & Resorts, Inc.	70,075	1,288,679
Kilroy Realty Corp.	7,650	403,920
Kimco Realty Corp.	38,467	804,345
Liberty Property Trust (SBI)	12,120	441,168
Mack-Cali Realty Corp.	8,093	163,721
MFA Financial, Inc.	34,250	249,683
Mid-America Apartment Communities, Inc.	6,985	450,812
National Retail Properties, Inc.	11,174	370,977
Omega Healthcare Investors, Inc.	11,406	364,308
Piedmont Office Realty Trust, Inc. Class A (d)	15,917	265,336
Plum Creek Timber Co., Inc.	16,649	717,072
Post Properties, Inc.	5,162	242,253
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Prologis, Inc.	46,861	$ 1,816,332
Rayonier, Inc.	11,860	524,924
Realty Income Corp.	19,404	791,295
Regency Centers Corp.	8,609	414,437
Retail Properties America, Inc.	12,287	162,066
Senior Housing Properties Trust (SBI)	17,712	398,874
SL Green Realty Corp. (d)	8,622	808,485
Spirit Realty Capital, Inc.	34,557	366,304
Starwood Property Trust, Inc.	18,361	554,502
Tanger Factory Outlet Centers, Inc.	8,941	298,451
Taubman Centers, Inc.	5,953	387,064
The Macerich Co.	12,951	733,027
Two Harbors Investment Corp.	34,530	339,430
UDR, Inc.	23,619	574,886
Ventas, Inc.	27,576	1,720,467
Vornado Realty Trust	17,572	1,613,637
Weingarten Realty Investors (SBI)	11,535	334,400
Weyerhaeuser Co.	54,766	1,636,408
WP Carey, Inc. (d)	5,412	319,741
		37,696,184
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	26,280	697,471
Forest City Enterprises, Inc. Class A (a)	14,934	271,649
Howard Hughes Corp. (a)	3,683	459,528
Jones Lang LaSalle, Inc.	4,151	474,293
Realogy Holdings Corp. (a)	11,323	515,989
The St. Joe Co. (a)(d)	6,255	112,402
		2,531,332
Thrifts & Mortgage Finance - 0.4%
Hudson City Bancorp, Inc.	49,376	446,359
Nationstar Mortgage Holdings, Inc. (a)	1,944	54,393
New York Community Bancorp, Inc.	41,547	672,646
Ocwen Financial Corp. (a)	9,765	431,027
People's United Financial, Inc.	28,881	410,399
TFS Financial Corp. (a)	7,093	81,428
Washington Federal, Inc.	9,874	216,043
		2,312,295
TOTAL FINANCIALS		104,307,216
Common Stocks - continued
	Shares	Value
HEALTH CARE - 11.5%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	18,354	$ 2,913,330
Alkermes PLC (a)	12,733	619,842
ARIAD Pharmaceuticals, Inc. (a)(d)	17,388	128,497
BioMarin Pharmaceutical, Inc. (a)	13,083	901,157
Cubist Pharmaceuticals, Inc. (a)(d)	6,139	448,700
Incyte Corp. (a)(d)	9,681	634,299
Medivation, Inc. (a)	7,055	561,578
Myriad Genetics, Inc. (a)(d)	7,042	194,570
Pharmacyclics, Inc. (a)	5,500	731,885
Seattle Genetics, Inc. (a)	9,371	420,383
Theravance, Inc. (a)(d)	7,427	273,462
United Therapeutics Corp. (a)(d)	4,379	449,373
Vertex Pharmaceuticals, Inc. (a)	21,902	1,731,134
		10,008,210
Health Care Equipment & Supplies - 2.2%
Alere, Inc. (a)	7,661	290,352
Boston Scientific Corp. (a)	126,902	1,716,984
C.R. Bard, Inc.	7,570	980,996
CareFusion Corp. (a)	20,687	843,409
DENTSPLY International, Inc.	13,486	622,244
Edwards Lifesciences Corp. (a)(d)	10,633	692,421
Hill-Rom Holdings, Inc.	5,636	204,418
Hologic, Inc. (a)(d)	25,373	541,967
IDEXX Laboratories, Inc. (a)	5,088	581,355
ResMed, Inc. (d)	13,411	584,854
Sirona Dental Systems, Inc. (a)	5,127	368,836
St. Jude Medical, Inc.	26,658	1,618,940
Teleflex, Inc. (d)	3,839	359,484
The Cooper Companies, Inc.	4,552	565,723
Varian Medical Systems, Inc. (a)	10,202	829,525
Zimmer Holdings, Inc.	15,830	1,487,545
		12,289,053
Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.	21,701	1,458,741
Brookdale Senior Living, Inc. (a)	9,392	257,904
Cardinal Health, Inc.	32,148	2,186,707
Catamaran Corp. (a)	19,375	942,699
Cigna Corp.	26,833	2,315,956
Community Health Systems, Inc. (a)	10,465	433,356
DaVita HealthCare Partners, Inc. (a)	17,333	1,125,432
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Envision Healthcare Holdings, Inc.	4,417	$ 146,026
HCA Holdings, Inc. (a)	25,182	1,265,899
Health Net, Inc. (a)	7,492	246,412
Henry Schein, Inc. (a)	8,198	941,868
Humana, Inc.	14,817	1,441,694
Laboratory Corp. of America Holdings (a)(d)	8,229	739,211
LifePoint Hospitals, Inc. (a)	4,491	238,068
MEDNAX, Inc. (a)(d)	9,407	523,405
Omnicare, Inc. (d)	9,872	616,605
Patterson Companies, Inc.	8,265	330,269
Premier, Inc.	3,046	105,666
Quest Diagnostics, Inc.	13,698	719,145
Tenet Healthcare Corp. (a)	9,642	443,628
Universal Health Services, Inc. Class B	8,547	701,025
VCA Antech, Inc. (a)	8,362	267,082
		17,446,798
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	16,786	277,976
Cerner Corp. (a)	27,889	1,586,605
Veeva Systems, Inc. Class A (d)	1,423	45,237
		1,909,818
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	32,657	1,899,005
Bio-Rad Laboratories, Inc. Class A (a)	1,944	247,121
Bruker BioSciences Corp. (a)	10,344	210,500
Charles River Laboratories International, Inc. (a)	4,640	262,299
Covance, Inc. (a)	5,213	492,941
Illumina, Inc. (a)	11,698	1,778,096
Life Technologies Corp. (a)	16,125	1,226,629
Mettler-Toledo International, Inc. (a)	2,843	700,231
PerkinElmer, Inc.	10,464	456,230
QIAGEN NV (a)	21,808	482,393
Quintiles Transnational Holdings, Inc.	2,559	121,885
Techne Corp.	3,475	315,773
Waters Corp. (a)	8,064	873,089
		9,066,192
Pharmaceuticals - 2.3%
Actavis PLC (a)	16,312	3,082,654
Endo Health Solutions, Inc. (a)	10,564	695,956
Forest Laboratories, Inc. (a)	25,082	1,662,937
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Hospira, Inc. (a)	15,579	$ 685,632
Jazz Pharmaceuticals PLC (a)	4,878	739,797
Mylan, Inc. (a)	35,848	1,627,858
Perrigo Co. PLC	11,855	1,845,349
Salix Pharmaceuticals Ltd. (a)(d)	5,769	561,554
Zoetis, Inc. Class A	47,028	1,427,770
		12,329,507
TOTAL HEALTH CARE		63,049,578
INDUSTRIALS - 13.1%
Aerospace & Defense - 1.2%
Alliant Techsystems, Inc. (d)	2,996	430,525
BE Aerospace, Inc. (a)	9,300	739,071
Exelis, Inc.	17,757	347,860
Hexcel Corp. (a)	9,373	390,667
Huntington Ingalls Industries, Inc.	4,673	444,028
L-3 Communications Holdings, Inc.	8,495	943,540
Rockwell Collins, Inc.	12,775	965,279
Spirit AeroSystems Holdings, Inc. Class A (a)	11,122	377,147
Textron, Inc.	26,155	928,503
TransDigm Group, Inc.	4,937	824,627
Triumph Group, Inc.	4,808	328,963
		6,720,210
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	14,283	836,127
Expeditors International of Washington, Inc.	19,456	794,972
		1,631,099
Airlines - 1.3%
Alaska Air Group, Inc.	6,618	523,285
American Airlines Group, Inc. (a)	18,525	621,514
Copa Holdings SA Class A	3,133	409,483
Delta Air Lines, Inc.	80,552	2,465,697
Southwest Airlines Co.	67,930	1,423,134
United Continental Holdings, Inc. (a)	33,475	1,534,494
		6,977,607
Building Products - 0.6%
A.O. Smith Corp.	7,185	339,276
Allegion PLC (a)	9,380	462,903
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Armstrong World Industries, Inc. (a)	2,366	$ 131,739
Fortune Brands Home & Security, Inc.	15,544	700,413
Lennox International, Inc.	4,756	411,679
Masco Corp.	33,652	712,076
Owens Corning (a)	11,072	422,397
		3,180,483
Commercial Services & Supplies - 1.0%
ADT Corp. (d)	18,995	570,610
Cintas Corp.	9,717	554,549
Clean Harbors, Inc. (a)(d)	5,659	317,357
Copart, Inc. (a)	10,414	356,992
Covanta Holding Corp.	10,027	180,486
Iron Mountain, Inc.	15,870	419,127
KAR Auction Services, Inc.	7,200	200,304
Pitney Bowes, Inc.	18,964	477,514
R.R. Donnelley & Sons Co. (d)	17,954	331,610
Republic Services, Inc.	25,483	816,220
Rollins, Inc.	6,044	174,188
Stericycle, Inc. (a)	8,123	950,878
Waste Connections, Inc.	11,512	470,611
		5,820,446
Construction & Engineering - 0.8%
AECOM Technology Corp. (a)	9,734	279,074
Chicago Bridge & Iron Co. NV	9,473	710,380
Fluor Corp.	15,340	1,165,226
Jacobs Engineering Group, Inc. (a)	12,320	747,947
KBR, Inc.	13,776	431,189
Quanta Services, Inc. (a)	19,704	614,174
URS Corp.	7,082	355,516
		4,303,506
Electrical Equipment - 1.0%
AMETEK, Inc.	22,917	1,132,558
Babcock & Wilcox Co. (d)	10,496	359,803
Hubbell, Inc. Class B	5,591	652,637
Regal-Beloit Corp.	4,261	315,697
Rockwell Automation, Inc.	13,143	1,509,342
Roper Industries, Inc.	9,317	1,278,665
SolarCity Corp. (a)	2,205	163,368
		5,412,070
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	5,965	$ 444,571
Machinery - 4.0%
AGCO Corp.	9,179	489,516
Colfax Corp. (a)	7,978	480,675
Crane Co.	4,601	290,599
Donaldson Co., Inc.	13,837	570,915
Dover Corp.	16,108	1,394,308
Flowserve Corp.	13,459	973,489
Graco, Inc.	5,709	396,718
Harsco Corp.	7,636	193,878
IDEX Corp.	7,754	558,366
Ingersoll-Rand PLC	28,121	1,653,234
ITT Corp.	8,366	342,588
Joy Global, Inc. (d)	10,022	529,061
Kennametal, Inc.	7,365	319,199
Lincoln Electric Holdings, Inc.	7,826	541,559
Manitowoc Co., Inc. (d)	12,610	358,755
Navistar International Corp. (a)	5,283	162,822
Nordson Corp.	5,991	415,296
Oshkosh Truck Corp.	8,289	448,766
PACCAR, Inc.	33,276	1,863,456
Pall Corp.	10,500	841,050
Parker Hannifin Corp.	14,045	1,592,282
Pentair Ltd.	19,229	1,429,292
Snap-On, Inc.	5,505	551,326
SPX Corp.	4,367	434,822
Stanley Black & Decker, Inc.	15,230	1,178,802
Terex Corp.	10,368	425,088
Timken Co.	8,131	458,019
Toro Co.	5,454	345,565
Trinity Industries, Inc. (d)	7,374	429,388
Valmont Industries, Inc. (d)	2,499	365,804
WABCO Holdings, Inc. (a)	5,506	474,727
Wabtec Corp.	9,063	668,940
Xylem, Inc.	17,442	581,865
		21,760,170
Marine - 0.1%
Kirby Corp. (a)	5,351	533,976
Professional Services - 1.0%
Dun & Bradstreet Corp.	3,726	409,860
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Equifax, Inc.	11,347	$ 794,971
IHS, Inc. Class A (a)	6,191	702,121
Manpower, Inc.	7,276	566,800
Nielsen Holdings B.V.	20,559	869,440
Robert Half International, Inc.	13,027	544,268
Towers Watson & Co.	6,135	717,304
Verisk Analytics, Inc. (a)	14,241	909,430
		5,514,194
Road & Rail - 0.8%
AMERCO	682	151,902
Avis Budget Group, Inc. (a)(d)	10,035	378,420
Con-way, Inc.	5,331	205,084
Genesee & Wyoming, Inc. Class A (a)	4,049	365,787
Hertz Global Holdings, Inc. (a)	32,591	848,018
J.B. Hunt Transport Services, Inc.	8,622	647,081
Kansas City Southern	10,370	1,094,968
Landstar System, Inc.	4,405	253,023
Old Dominion Freight Lines, Inc. (a)	6,629	359,557
Ryder System, Inc.	4,914	349,828
		4,653,668
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	6,632	208,775
Fastenal Co.	27,920	1,226,526
GATX Corp. (d)	4,410	255,339
HD Supply Holdings, Inc. (a)(d)	5,749	123,431
MRC Global, Inc. (a)	7,839	218,865
MSC Industrial Direct Co., Inc. Class A	4,409	370,444
United Rentals, Inc. (a)(d)	8,876	718,423
W.W. Grainger, Inc.	5,549	1,301,130
WESCO International, Inc. (a)	4,114	341,297
		4,764,230
TOTAL INDUSTRIALS		71,716,230
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 1.1%
Brocade Communications Systems, Inc. (a)	41,355	386,256
CommScope Holding Co., Inc.	3,992	71,577
EchoStar Holding Corp. Class A (a)	3,835	180,360
F5 Networks, Inc. (a)	7,417	793,619
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Harris Corp.	10,320	$ 715,589
JDS Uniphase Corp. (a)	21,951	291,729
Juniper Networks, Inc. (a)	47,625	1,267,301
Motorola Solutions, Inc.	22,782	1,453,492
Palo Alto Networks, Inc. (a)	3,150	187,268
Polycom, Inc. (a)	16,312	194,602
Riverbed Technology, Inc. (a)(d)	15,403	303,747
		5,845,540
Computers & Peripherals - 1.2%
3D Systems Corp. (a)(d)	9,468	735,948
Diebold, Inc. (d)	6,042	202,951
Gaming & Leisure Properties	7,262	251,991
Lexmark International, Inc. Class A	5,946	233,024
NCR Corp. (a)	15,492	545,163
NetApp, Inc.	32,009	1,355,261
SanDisk Corp.	21,260	1,478,633
Stratasys Ltd. (a)(d)	3,281	395,557
Western Digital Corp.	19,875	1,712,629
		6,911,157
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	15,031	1,305,893
Arrow Electronics, Inc. (a)(d)	9,764	501,674
Avnet, Inc.	12,923	530,748
AVX Corp.	4,775	61,693
CDW Corp.	2,527	59,814
Dolby Laboratories, Inc. Class A (a)(d)	4,266	174,863
FLIR Systems, Inc.	13,357	423,684
Ingram Micro, Inc. Class A (a)	14,389	360,013
IPG Photonics Corp. (a)	3,059	204,555
Jabil Circuit, Inc.	18,864	338,986
National Instruments Corp.	9,082	263,378
Tech Data Corp. (a)	3,487	188,019
Trimble Navigation Ltd. (a)	24,071	778,215
Vishay Intertechnology, Inc. (d)	12,402	168,419
		5,359,954
Internet Software & Services - 1.1%
Akamai Technologies, Inc. (a)	16,728	797,591
AOL, Inc. (a)	7,215	332,467
Equinix, Inc. (a)(d)	4,648	860,810
IAC/InterActiveCorp	7,032	492,521
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LinkedIn Corp. (a)	9,107	$ 1,959,917
Pandora Media, Inc. (a)	13,347	481,426
Rackspace Hosting, Inc. (a)	10,511	382,706
VeriSign, Inc. (a)(d)	12,249	719,629
		6,027,067
IT Services - 2.4%
Alliance Data Systems Corp. (a)	4,632	1,110,105
Amdocs Ltd.	15,149	655,346
Booz Allen Hamilton Holding Corp. Class A	2,887	52,774
Broadridge Financial Solutions, Inc.	11,293	409,823
Computer Sciences Corp.	14,144	854,439
CoreLogic, Inc. (a)	9,003	286,746
DST Systems, Inc.	3,192	290,472
Fidelity National Information Services, Inc.	27,570	1,397,799
Fiserv, Inc. (a)	25,060	1,404,613
FleetCor Technologies, Inc. (a)	6,390	679,385
Gartner, Inc. Class A (a)	8,823	620,522
Genpact Ltd. (a)	15,849	268,958
Global Payments, Inc.	7,092	468,710
Jack Henry & Associates, Inc.	8,056	449,364
Leidos Holdings, Inc. (d)	6,802	308,403
Neustar, Inc. Class A (a)(d)	6,207	210,355
Paychex, Inc.	30,606	1,279,943
Science Applications International Corp.	3,907	144,598
Teradata Corp. (a)	15,381	632,467
The Western Union Co.	52,437	807,530
Total System Services, Inc.	15,235	455,222
Vantiv, Inc. (a)(d)	8,250	250,305
VeriFone Systems, Inc. (a)	10,238	297,004
		13,334,883
Office Electronics - 0.3%
Xerox Corp.	115,582	1,254,065
Zebra Technologies Corp. Class A (a)	4,817	264,742
		1,518,807
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (a)(d)	57,090	195,819
Altera Corp.	30,131	1,007,279
Analog Devices, Inc.	29,015	1,400,554
Applied Materials, Inc.	113,027	1,901,114
Atmel Corp. (a)	39,936	333,865
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Avago Technologies Ltd.	23,153	$ 1,265,080
Cree, Inc. (a)(d)	11,097	670,481
Fairchild Semiconductor International, Inc. (a)	11,653	148,692
First Solar, Inc. (a)	6,300	318,654
Freescale Semiconductor Holdings I Ltd. (a)(d)	5,321	96,470
KLA-Tencor Corp.	15,632	960,899
Lam Research Corp. (a)	15,334	776,054
Linear Technology Corp.	21,964	978,277
LSI Corp.	51,699	570,240
Marvell Technology Group Ltd.	37,142	554,530
Maxim Integrated Products, Inc.	27,413	829,517
Microchip Technology, Inc. (d)	18,560	832,602
Micron Technology, Inc. (a)	96,886	2,232,253
NVIDIA Corp.	54,421	854,410
ON Semiconductor Corp. (a)	42,018	351,270
Silicon Laboratories, Inc. (a)	4,015	189,669
Skyworks Solutions, Inc. (a)	18,010	544,803
Teradyne, Inc. (a)	17,835	335,476
Xilinx, Inc.	24,844	1,153,258
		18,501,266
Software - 3.0%
Activision Blizzard, Inc.	25,098	429,929
ANSYS, Inc. (a)	8,808	691,692
Autodesk, Inc. (a)	21,125	1,082,656
CA Technologies, Inc.	30,915	991,753
Cadence Design Systems, Inc. (a)(d)	26,379	372,471
Citrix Systems, Inc. (a)	17,612	952,281
Compuware Corp.	20,370	206,552
Concur Technologies, Inc. (a)	4,393	533,047
Electronic Arts, Inc. (a)	28,486	752,030
FactSet Research Systems, Inc. (d)	4,098	433,445
FireEye, Inc. (d)	1,632	119,120
Fortinet, Inc. (a)	12,794	271,233
Informatica Corp. (a)	10,114	408,201
Intuit, Inc.	27,943	2,046,825
MICROS Systems, Inc. (a)	7,364	408,923
NetSuite, Inc. (a)(d)	3,305	347,620
Nuance Communications, Inc. (a)(d)	24,357	373,393
Red Hat, Inc. (a)	17,842	1,008,073
Rovi Corp. (a)	9,768	207,179
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
ServiceNow, Inc. (a)(d)	7,433	$ 471,475
SolarWinds, Inc. (a)	6,187	246,799
Solera Holdings, Inc.	6,419	428,982
Splunk, Inc. (a)	10,615	817,673
Symantec Corp.	65,543	1,403,276
Synopsys, Inc. (a)	14,362	572,469
Tableau Software, Inc.	845	68,293
TIBCO Software, Inc. (a)	15,296	325,652
Workday, Inc. Class A (a)(d)	3,809	341,058
Zynga, Inc. (a)	55,013	242,057
		16,554,157
TOTAL INFORMATION TECHNOLOGY		74,052,831
MATERIALS - 5.4%
Chemicals - 2.4%
Airgas, Inc.	6,167	636,681
Albemarle Corp.	7,664	491,876
Ashland, Inc.	7,440	690,506
Cabot Corp.	6,035	293,723
Celanese Corp. Class A	15,026	760,917
CF Industries Holdings, Inc.	5,578	1,287,737
Cytec Industries, Inc.	3,410	306,798
Eastman Chemical Co.	14,573	1,136,111
FMC Corp.	12,808	904,629
Huntsman Corp.	17,995	394,450
International Flavors & Fragrances, Inc.	7,668	664,662
Kronos Worldwide, Inc.	2,071	32,059
NewMarket Corp.	893	299,030
Rockwood Holdings, Inc.	6,895	472,514
RPM International, Inc.	12,354	490,083
Sherwin-Williams Co.	8,330	1,526,556
Sigma Aldrich Corp.	11,315	1,051,956
The Scotts Miracle-Gro Co. Class A	4,054	240,767
Valspar Corp.	8,389	589,579
W.R. Grace & Co. (a)	7,154	674,765
Westlake Chemical Corp.	1,924	233,843
		13,179,242
Construction Materials - 0.3%
Eagle Materials, Inc.	4,689	369,259
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - continued
Martin Marietta Materials, Inc.	4,307	$ 469,506
Vulcan Materials Co.	12,251	756,254
		1,595,019
Containers & Packaging - 1.1%
Aptargroup, Inc.	6,203	395,751
Avery Dennison Corp.	9,383	462,300
Ball Corp.	14,002	716,762
Bemis Co., Inc.	9,574	368,695
Crown Holdings, Inc. (a)	13,560	557,316
Greif, Inc. Class A	2,966	150,169
MeadWestvaco Corp.	16,664	601,070
Owens-Illinois, Inc. (a)	15,514	497,069
Packaging Corp. of America	9,233	596,452
Rock-Tenn Co. Class A	6,771	687,121
Sealed Air Corp.	18,436	575,019
Silgan Holdings, Inc.	4,161	190,699
Sonoco Products Co. (d)	9,415	389,593
		6,188,016
Metals & Mining - 1.2%
Alcoa, Inc.	100,632	1,158,274
Allegheny Technologies, Inc.	10,093	317,324
Carpenter Technology Corp.	4,405	255,975
Cliffs Natural Resources, Inc. (d)	14,256	275,426
Compass Minerals International, Inc.	3,156	248,125
Newmont Mining Corp.	46,340	1,000,944
Nucor Corp.	29,944	1,447,792
Reliance Steel & Aluminum Co.	7,239	506,368
Royal Gold, Inc. (d)	6,052	338,549
Steel Dynamics, Inc.	20,579	339,554
Tahoe Resources, Inc. (a)	7,979	141,706
United States Steel Corp. (d)	13,452	351,232
		6,381,269
Paper & Forest Products - 0.4%
Domtar Corp.	3,115	334,582
International Paper Co.	41,860	1,998,396
		2,332,978
TOTAL MATERIALS		29,676,524
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.3%
Frontier Communications Corp. (d)	93,015	$ 437,171
Intelsat SA	2,109	42,138
Level 3 Communications, Inc. (a)	15,286	490,681
TW Telecom, Inc. (a)	14,053	414,001
Windstream Holdings, Inc. (d)	55,364	414,123
		1,798,114
Wireless Telecommunication Services - 0.8%
Crown Castle International Corp. (a)	31,411	2,228,925
SBA Communications Corp. Class A (a)(d)	11,999	1,112,907
T-Mobile U.S., Inc. (a)	17,908	547,448
Telephone & Data Systems, Inc.	8,893	240,289
U.S. Cellular Corp.	1,247	55,230
		4,184,799
TOTAL TELECOMMUNICATION SERVICES		5,982,913
UTILITIES - 5.9%
Electric Utilities - 2.1%
Edison International	30,646	1,475,911
Entergy Corp.	16,768	1,056,887
FirstEnergy Corp.	39,364	1,239,572
Great Plains Energy, Inc.	14,581	359,859
Hawaiian Electric Industries, Inc.	9,262	240,997
ITC Holdings Corp.	4,926	509,841
Northeast Utilities	29,553	1,294,421
OGE Energy Corp.	18,654	635,542
Pepco Holdings, Inc.	23,591	458,373
Pinnacle West Capital Corp.	10,320	543,142
PPL Corp.	59,396	1,815,736
Westar Energy, Inc.	12,031	399,068
Xcel Energy, Inc.	46,671	1,349,259
		11,378,608
Gas Utilities - 0.7%
AGL Resources, Inc.	11,057	528,303
Atmos Energy Corp.	8,530	409,525
National Fuel Gas Co.	6,924	521,793
ONEOK, Inc.	19,390	1,328,021
Questar Corp.	16,387	382,145
UGI Corp.	10,736	465,835
		3,635,622
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.4%
Calpine Corp. (a)	37,134	$ 704,803
NRG Energy, Inc.	30,344	845,080
The AES Corp.	58,458	821,919
		2,371,802
Multi-Utilities - 2.5%
Alliant Energy Corp.	10,349	537,734
Ameren Corp.	22,837	864,152
CenterPoint Energy, Inc.	40,332	943,769
CMS Energy Corp.	25,155	699,057
Consolidated Edison, Inc.	27,538	1,498,343
DTE Energy Co.	16,346	1,115,124
Integrys Energy Group, Inc.	7,486	406,789
MDU Resources Group, Inc.	17,765	569,191
NiSource, Inc.	29,354	1,008,897
Public Service Enterprise Group, Inc.	47,566	1,585,850
SCANA Corp.	13,031	615,975
Sempra Energy	22,879	2,121,112
TECO Energy, Inc. (d)	20,541	336,462
Vectren Corp.	7,655	279,561
Wisconsin Energy Corp.	21,511	917,874
		13,499,890
Water Utilities - 0.2%
American Water Works Co., Inc.	16,691	710,536
Aqua America, Inc. (d)	16,606	397,714
		1,108,250
TOTAL UTILITIES		31,994,172
TOTAL COMMON STOCKS (Cost $463,899,358)		535,229,596
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 7/24/14 (e) (Cost $299,877)	$ 300,000	299,918
Money Market Funds - 9.3%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	9,357,561	$ 9,357,561
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	41,388,825	41,388,825
TOTAL MONEY MARKET FUNDS (Cost $50,746,386)		50,746,386
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $514,945,621)		586,275,900
NET OTHER ASSETS (LIABILITIES) - (7.2)%		(39,389,503)
NET ASSETS - 100%		$ 546,886,397
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
88 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2014	$ 11,530,640	$ (94,360)
The face value of futures purchased as a percentage of net assets is 2.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $299,918.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,867
Fidelity Securities Lending Cash Central Fund	74,742
Total	$ 79,609
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 90,825,479	$ 90,825,479	$ -	$ -
Consumer Staples	29,431,474	29,431,474	-	-
Energy	34,193,179	34,193,179	-	-
Financials	104,307,216	104,307,216	-	-
Health Care	63,049,578	63,049,578	-	-
Industrials	71,716,230	71,716,230	-	-
Information Technology	74,052,831	74,052,831	-	-
Materials	29,676,524	29,676,524	-	-
Telecommunication Services	5,982,913	5,982,913	-	-
Utilities	31,994,172	31,994,172	-	-
U.S. Government and Government Agency Obligations	299,918	-	299,918	-
Money Market Funds	50,746,386	50,746,386	-	-
Total Investments in Securities:	$ 586,275,900	$ 585,975,982	$ 299,918	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (94,360)	$ (94,360)	$ -	$ -
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $515,148,951. Net unrealized appreciation aggregated $71,126,949, of which $84,331,184 related to appreciated investment securities and $13,204,235 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Small Cap Index Fund

January 31, 2014

1.883103.102

SSP-QTLY-0314

Investments January 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	32,241	$ 600,327
Cooper Tire & Rubber Co.	30,450	712,530
Dana Holding Corp. (d)	70,427	1,332,479
Dorman Products, Inc. (a)	12,206	636,665
Drew Industries, Inc.	10,975	527,788
Federal-Mogul Corp. Class A (a)	9,478	169,467
Fox Factory Holding Corp.	5,188	84,149
Fuel Systems Solutions, Inc. (a)	6,245	76,751
Gentherm, Inc. (a)	15,963	406,737
Modine Manufacturing Co. (a)	22,649	296,702
Remy International, Inc.	6,760	135,268
Shiloh Industries, Inc. (a)	2,419	36,479
Spartan Motors, Inc.	16,975	97,606
Standard Motor Products, Inc.	9,430	308,455
Stoneridge, Inc. (a)	13,380	152,264
Superior Industries International, Inc.	12,171	221,634
Tenneco, Inc. (a)	29,112	1,654,726
Tower International, Inc. (a)	3,094	68,780
		7,518,807
Automobiles - 0.0%
Winnebago Industries, Inc. (a)	13,453	322,334
Distributors - 0.2%
Core-Mark Holding Co., Inc.	5,599	423,564
Pool Corp.	22,390	1,213,090
VOXX International Corp. (a)	9,294	123,889
Weyco Group, Inc.	3,233	85,416
		1,845,959
Diversified Consumer Services - 1.1%
American Public Education, Inc. (a)(d)	8,344	353,202
Ascent Capital Group, Inc. (a)	6,619	473,589
Bridgepoint Education, Inc. (a)	7,961	138,362
Bright Horizons Family Solutions, Inc.	6,114	224,690
Capella Education Co.	5,292	330,168
Career Education Corp. (a)	25,337	137,833
Carriage Services, Inc.	7,847	167,926
Corinthian Colleges, Inc. (a)(d)	37,683	55,394
Education Management Corp. (a)(d)	10,647	73,784
Grand Canyon Education, Inc. (a)	21,824	956,328
Hillenbrand, Inc.	26,411	714,946
Houghton Mifflin Harcourt Co.	9,798	188,514
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
ITT Educational Services, Inc. (a)	11,119	$ 326,899
JTH Holding, Inc. Class A (a)	2,687	70,346
K12, Inc. (a)	13,030	286,009
LifeLock, Inc. (a)(d)	29,131	594,564
Lincoln Educational Services Corp.	9,232	40,344
Matthews International Corp. Class A	13,349	567,599
Regis Corp.	22,197	273,689
Sotheby's Class A (Ltd. vtg.)	32,926	1,577,814
Steiner Leisure Ltd. (a)	6,918	339,051
Strayer Education, Inc. (a)	4,992	174,520
Universal Technical Institute, Inc.	10,598	124,738
		8,190,309
Hotels, Restaurants & Leisure - 2.7%
Biglari Holdings, Inc.	746	325,972
BJ's Restaurants, Inc. (a)(d)	11,853	336,151
Bloomin' Brands, Inc. (a)	26,362	605,535
Bob Evans Farms, Inc.	13,292	667,923
Boyd Gaming Corp. (a)(d)	33,260	351,226
Bravo Brio Restaurant Group, Inc. (a)	9,495	141,855
Buffalo Wild Wings, Inc. (a)(d)	8,969	1,272,342
Caesars Entertainment Corp. (a)(d)	19,402	427,038
Carrols Restaurant Group, Inc. (a)	11,718	71,363
CEC Entertainment, Inc. (d)	8,419	454,289
Churchill Downs, Inc.	6,636	591,334
Chuys Holdings, Inc. (a)	7,719	278,810
ClubCorp Holdings, Inc.	9,436	170,886
Cracker Barrel Old Country Store, Inc.	9,402	930,892
Del Frisco's Restaurant Group, Inc. (a)	5,051	116,173
Denny's Corp. (a)	42,907	294,342
Diamond Resorts International, Inc.	8,897	155,698
DineEquity, Inc.	8,047	626,137
Diversified Restaurant Holdings, Inc. (a)	3,880	19,710
Einstein Noah Restaurant Group, Inc.	2,323	35,449
Fiesta Restaurant Group, Inc. (a)	10,800	464,076
Ignite Restaurant Group, Inc. (a)(d)	2,724	33,124
International Speedway Corp. Class A	13,796	463,132
Interval Leisure Group, Inc.	19,436	513,110
Isle of Capri Casinos, Inc. (a)	10,772	102,980
Jack in the Box, Inc. (a)	21,316	1,077,950
Jamba, Inc. (a)(d)	8,554	109,235
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Krispy Kreme Doughnuts, Inc. (a)(d)	31,526	$ 543,824
Life Time Fitness, Inc. (a)(d)	20,428	840,816
Luby's, Inc. (a)	10,172	66,423
Marcus Corp.	8,893	116,143
Marriott Vacations Worldwide Corp. (a)	13,707	656,291
Monarch Casino & Resort, Inc. (a)	4,582	88,295
Morgans Hotel Group Co. (a)	13,705	106,351
Multimedia Games Holding Co., Inc. (a)	13,852	439,940
Nathan's Famous, Inc. (a)	1,031	50,447
Noodles & Co.	2,979	108,287
Orient Express Hotels Ltd. Class A (a)	45,447	643,530
Papa John's International, Inc.	15,381	740,288
Pinnacle Entertainment, Inc. (a)	28,312	618,617
Popeyes Louisiana Kitchen, Inc. (a)	11,464	461,426
Potbelly Corp. (d)	4,254	96,438
Red Robin Gourmet Burgers, Inc. (a)	6,712	432,454
Ruby Tuesday, Inc. (a)(d)	27,903	156,257
Ruth's Hospitality Group, Inc.	17,544	229,651
Scientific Games Corp. Class A (a)	23,078	324,938
Sonic Corp. (a)	26,620	473,570
Speedway Motorsports, Inc.	5,737	109,921
Texas Roadhouse, Inc. Class A	29,864	724,202
The Cheesecake Factory, Inc.	25,634	1,141,738
Town Sports International Holdings, Inc.	11,816	128,913
Vail Resorts, Inc.	17,275	1,177,291
		21,112,783
Household Durables - 1.2%
Bassett Furniture Industries, Inc.	5,076	71,572
Beazer Homes U.S.A., Inc. (a)(d)	12,071	271,718
Blyth, Inc. (d)	3,740	35,081
Cavco Industries, Inc. (a)	3,323	259,593
CSS Industries, Inc.	3,859	103,421
Ethan Allen Interiors, Inc.	12,057	304,319
EveryWare Global, Inc. (a)	3,681	30,589
Flexsteel Industries, Inc.	2,711	83,580
Helen of Troy Ltd. (a)	15,306	842,442
Hooker Furniture Corp.	5,019	76,038
Hovnanian Enterprises, Inc. Class A (a)(d)	53,476	322,460
iRobot Corp. (a)(d)	13,699	484,123
KB Home	40,892	790,851
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
La-Z-Boy, Inc.	25,480	$ 685,922
LGI Homes, Inc.	4,787	83,390
Libbey, Inc. (a)	9,900	213,246
Lifetime Brands, Inc.	6,232	96,097
M.D.C. Holdings, Inc. (d)	19,153	591,636
M/I Homes, Inc. (a)(d)	11,237	276,318
Meritage Homes Corp. (a)	18,567	901,799
NACCO Industries, Inc. Class A	2,071	122,272
Ryland Group, Inc.	22,555	1,006,855
Skullcandy, Inc. (a)	8,468	61,816
Standard Pacific Corp. (a)(d)	69,954	615,595
TRI Pointe Homes, Inc. (d)	7,080	124,891
UCP, Inc.	2,837	41,335
Universal Electronics, Inc. (a)	7,222	258,114
WCI Communities, Inc.	2,668	49,945
William Lyon Homes, Inc. (a)	6,488	156,166
Zagg, Inc. (a)	14,498	61,182
		9,022,366
Internet & Catalog Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	11,850	59,724
Blue Nile, Inc. (a)	5,839	251,427
FTD Companies, Inc. (a)(d)	8,788	272,428
HSN, Inc.	16,441	900,474
NutriSystem, Inc. (d)	13,933	198,127
Orbitz Worldwide, Inc. (a)	12,275	88,380
Overstock.com, Inc. (a)(d)	5,435	114,461
PetMed Express, Inc. (d)	9,086	120,208
RetailMeNot, Inc.	4,473	158,389
Shutterfly, Inc. (a)(d)	18,436	873,129
ValueVision Media, Inc. Class A (a)	18,637	114,990
Vitacost.com, Inc. (a)	12,141	67,018
		3,218,755
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc.	6,346	268,690
Black Diamond, Inc. (a)(d)	10,518	112,017
Brunswick Corp.	43,542	1,805,251
Callaway Golf Co.	34,490	281,783
JAKKS Pacific, Inc.	9,150	52,704
Johnson Outdoors, Inc. Class A	2,606	61,945
Leapfrog Enterprises, Inc. Class A (a)(d)	30,534	217,402
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Marine Products Corp.	3,768	$ 30,182
Nautilus, Inc. (a)	14,610	124,477
Smith & Wesson Holding Corp. (a)(d)	27,160	355,524
Sturm, Ruger & Co., Inc. (d)	9,283	707,086
		4,017,061
Media - 1.4%
A.H. Belo Corp. Class A	8,830	70,552
Beasley Broadcast Group, Inc. Class A	1,578	14,423
Carmike Cinemas, Inc. (a)	10,825	293,466
Central European Media Enterprises Ltd. Class A (a)(d)	35,110	104,277
Crown Media Holdings, Inc. Class A (a)	13,455	41,172
Cumulus Media, Inc. Class A (a)	42,027	281,161
Daily Journal Corp. (a)	421	67,402
Dex Media, Inc. (a)(d)	8,222	49,825
Digital Generation, Inc. (a)	11,293	152,456
E.W. Scripps Co. Class A (a)	15,716	289,332
Entercom Communications Corp. Class A (a)	12,168	114,744
Entravision Communication Corp. Class A	26,839	161,839
Global Sources Ltd. (a)	8,952	59,083
Gray Television, Inc. (a)	24,296	276,488
Harte-Hanks, Inc.	20,765	142,240
Hemisphere Media Group, Inc. (a)	4,204	48,346
Journal Communications, Inc. Class A (a)	20,642	164,517
Live Nation Entertainment, Inc. (a)	67,508	1,435,895
Loral Space & Communications Ltd. (a)	6,354	472,420
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	11,821	47,166
MDC Partners, Inc. Class A (sub. vtg.)	17,903	430,209
Media General, Inc. Class A (a)(d)	9,422	167,994
Meredith Corp.	17,124	783,937
National CineMedia, Inc.	29,115	543,868
Nexstar Broadcasting Group, Inc. Class A	14,118	678,370
ReachLocal, Inc. (a)	5,693	73,895
Reading International, Inc. Class A (a)	7,219	53,709
Rentrak Corp. (a)(d)	5,074	289,624
Saga Communications, Inc. Class A	2,374	117,133
Salem Communications Corp. Class A	3,796	32,646
Scholastic Corp.	12,686	418,511
SFX Entertainment, Inc. (d)	9,749	90,666
Sinclair Broadcast Group, Inc. Class A (d)	32,962	1,035,666
The McClatchy Co. Class A (a)(d)	30,005	136,823
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
The New York Times Co. Class A	61,633	$ 871,491
Valassis Communications, Inc. (d)	18,671	634,814
World Wrestling Entertainment, Inc. Class A (d)	13,752	332,661
		10,978,821
Multiline Retail - 0.1%
Burlington Stores, Inc.	7,624	195,022
Fred's, Inc. Class A	16,928	295,901
Gordmans Stores, Inc.	3,733	26,952
The Bon-Ton Stores, Inc.	5,925	63,694
Tuesday Morning Corp. (a)	21,182	278,331
		859,900
Specialty Retail - 3.1%
Aeropostale, Inc. (a)(d)	37,880	267,054
America's Car Mart, Inc. (a)(d)	3,724	143,560
ANN, Inc. (a)	22,565	729,752
Asbury Automotive Group, Inc. (a)	15,137	711,742
Barnes & Noble, Inc. (a)(d)	19,541	263,413
bebe stores, Inc.	18,201	90,459
Big 5 Sporting Goods Corp.	7,730	132,647
Body Central Corp. (a)	6,388	21,847
Brown Shoe Co., Inc.	20,581	487,358
Christopher & Banks Corp. (a)	17,408	124,293
Citi Trends, Inc. (a)	7,261	116,176
Conn's, Inc. (a)(d)	10,789	655,000
Destination Maternity Corp.	6,294	168,868
Destination XL Group, Inc. (a)	19,719	106,088
Express, Inc. (a)	40,619	703,521
Finish Line, Inc. Class A	23,691	607,674
Five Below, Inc. (a)(d)	15,798	578,997
Francesca's Holdings Corp. (a)(d)	21,138	401,622
Genesco, Inc. (a)(d)	11,562	811,884
Group 1 Automotive, Inc.	10,440	638,197
Haverty Furniture Companies, Inc.	9,901	275,446
hhgregg, Inc. (a)(d)	6,822	56,350
Hibbett Sports, Inc. (a)(d)	12,429	745,864
Jos. A. Bank Clothiers, Inc. (a)(d)	13,434	755,259
Kirkland's, Inc. (a)	6,994	131,697
Lithia Motors, Inc. Class A (sub. vtg.)	10,721	603,485
Lumber Liquidators Holdings, Inc. (a)(d)	13,139	1,169,240
MarineMax, Inc. (a)	11,743	173,209
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Mattress Firm Holding Corp. (a)(d)	6,471	$ 263,370
Monro Muffler Brake, Inc.	15,149	840,921
New York & Co., Inc. (a)	13,678	61,961
Office Depot, Inc. (a)	230,774	1,128,485
Outerwall, Inc. (a)(d)	13,520	869,471
Pacific Sunwear of California, Inc. (a)	22,013	63,397
Penske Automotive Group, Inc.	20,199	866,739
Pier 1 Imports, Inc.	45,555	870,556
RadioShack Corp. (a)(d)	47,743	114,583
Rent-A-Center, Inc. (d)	25,507	636,145
Restoration Hardware Holdings, Inc. (a)(d)	8,545	484,843
Sears Hometown & Outlet Stores, Inc. (a)	4,463	93,678
Select Comfort Corp. (a)	26,793	438,601
Shoe Carnival, Inc.	7,437	183,694
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	18,339	411,344
Stage Stores, Inc. (d)	15,532	304,427
Stein Mart, Inc.	12,770	158,093
Systemax, Inc. (a)	4,957	56,064
The Buckle, Inc.	13,477	597,301
The Cato Corp. Class A (sub. vtg.)	14,077	393,593
The Children's Place Retail Stores, Inc. (a)	11,146	587,060
The Container Store Group, Inc. (d)	6,891	253,244
The Men's Wearhouse, Inc.	22,825	1,096,513
The Pep Boys - Manny, Moe & Jack (a)	26,683	318,595
Tile Shop Holdings, Inc. (a)(d)	8,858	125,164
Tilly's, Inc. (a)	4,629	53,743
Trans World Entertainment Corp. (a)	3,959	15,678
Vitamin Shoppe, Inc. (a)	14,680	657,958
West Marine, Inc. (a)	8,867	116,069
Wet Seal, Inc. Class A (a)	44,584	106,556
Winmark Corp.	1,075	86,699
Zale Corp. (a)	15,854	239,712
Zumiez, Inc. (a)	9,981	214,791
		24,379,750
Textiles, Apparel & Luxury Goods - 1.3%
American Apparel, Inc. (a)(d)	27,664	27,282
Columbia Sportswear Co. (d)	6,111	454,353
Costa, Inc. Class A (a)	4,580	98,424
Crocs, Inc. (a)	42,245	648,461
Culp, Inc.	4,451	89,955
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Fifth & Pacific Companies, Inc. (a)	57,734	$ 1,656,966
G-III Apparel Group Ltd. (a)	8,064	564,238
Iconix Brand Group, Inc. (a)(d)	24,693	918,580
Movado Group, Inc.	8,595	324,461
Oxford Industries, Inc.	6,357	479,763
Perry Ellis International, Inc. (a)	6,097	95,540
Quiksilver, Inc. (a)(d)	62,610	441,401
R.G. Barry Corp.	5,302	93,898
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	18,384	531,114
Steven Madden Ltd. (a)	29,024	945,892
The Jones Group, Inc.	38,520	568,170
Tumi Holdings, Inc. (a)	23,103	462,753
Unifi, Inc. (a)	6,967	161,565
Vera Bradley, Inc. (a)(d)	10,356	248,751
Vince Holding Corp.	5,217	121,869
Wolverine World Wide, Inc. (d)	48,375	1,349,663
		10,283,099
TOTAL CONSUMER DISCRETIONARY		101,749,944
CONSUMER STAPLES - 3.5%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(d)	3,905	813,451
Coca-Cola Bottling Co. Consolidated	2,357	160,936
Craft Brew Alliance, Inc. (a)	5,787	87,499
National Beverage Corp.	5,472	113,435
		1,175,321
Food & Staples Retailing - 1.2%
Andersons, Inc.	8,965	741,764
Arden Group, Inc. Class A	449	56,664
Casey's General Stores, Inc.	18,536	1,272,867
Chefs' Warehouse Holdings (a)(d)	7,676	181,230
Fairway Group Holdings Corp. (d)	7,240	85,070
Ingles Markets, Inc. Class A	5,546	150,740
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	4,260	161,752
PriceSmart, Inc.	9,077	825,099
Rite Aid Corp. (a)	351,107	1,948,644
Roundy's, Inc.	12,856	109,019
Spartan Stores, Inc.	17,486	395,009
SUPERVALU, Inc. (a)(d)	97,525	563,695
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Susser Holdings Corp. (a)(d)	8,583	$ 523,391
The Pantry, Inc. (a)	11,109	162,302
United Natural Foods, Inc. (a)(d)	23,778	1,606,679
Village Super Market, Inc. Class A	3,260	94,670
Weis Markets, Inc.	5,674	279,274
		9,157,869
Food Products - 1.6%
Alico, Inc.	1,349	49,265
Annie's, Inc. (a)(d)	6,556	263,027
B&G Foods, Inc. Class A (d)	25,557	837,503
Boulder Brands, Inc. (a)	28,173	404,001
Cal-Maine Foods, Inc.	7,169	361,174
Calavo Growers, Inc.	6,371	193,551
Chiquita Brands International, Inc. (a)	23,072	244,102
Darling International, Inc. (a)	76,084	1,488,203
Diamond Foods, Inc. (a)(d)	10,931	288,141
Farmer Brothers Co. (a)	2,779	60,110
Fresh Del Monte Produce, Inc.	18,308	484,430
Griffin Land & Nurseries, Inc.	850	26,010
Hain Celestial Group, Inc. (a)(d)	18,449	1,695,279
Inventure Foods, Inc. (a)	7,602	95,253
J&J Snack Foods Corp.	7,311	644,099
John B. Sanfilippo & Son, Inc.	4,877	112,903
Lancaster Colony Corp.	8,838	768,199
Lifeway Foods, Inc. (d)	1,799	25,258
Limoneira Co. (d)	4,954	102,895
Omega Protein Corp. (a)	9,489	96,124
Pilgrims Pride Corp. (a)	29,094	486,743
Post Holdings, Inc. (a)(d)	15,524	831,000
Sanderson Farms, Inc.	11,083	824,021
Seaboard Corp. (a)	141	359,550
Seneca Foods Corp. Class A (a)	4,046	117,617
Snyders-Lance, Inc.	22,840	610,056
Tootsie Roll Industries, Inc.	9,828	298,182
TreeHouse Foods, Inc. (a)(d)	17,377	1,144,102
		12,910,798
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	21,889	136,587
Harbinger Group, Inc. (a)	15,795	187,645
Oil-Dri Corp. of America	2,266	77,837
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Orchids Paper Products Co.	2,733	$ 85,133
Spectrum Brands Holdings, Inc.	10,397	782,374
WD-40 Co.	7,508	516,025
		1,785,601
Personal Products - 0.2%
Elizabeth Arden, Inc. (a)(d)	12,456	337,807
Inter Parfums, Inc.	8,308	270,342
LifeVantage Corp. (a)	48,692	59,891
MediFast, Inc. (a)	6,241	165,574
Nature's Sunshine Products, Inc.	5,706	92,837
Nutraceutical International Corp. (a)	3,320	83,133
Revlon, Inc. (a)	5,396	126,698
Star Scientific, Inc. (a)(d)	68,830	47,176
Synutra International, Inc. (a)	8,113	58,900
The Female Health Co.	13,680	103,147
USANA Health Sciences, Inc. (a)(d)	2,875	172,126
		1,517,631
Tobacco - 0.2%
Alliance One International, Inc. (a)	41,378	106,341
Universal Corp. (d)	11,011	565,085
Vector Group Ltd. (d)	30,191	539,211
		1,210,637
TOTAL CONSUMER STAPLES		27,757,857
ENERGY - 5.3%
Energy Equipment & Services - 1.7%
Basic Energy Services, Inc. (a)(d)	14,329	245,456
Bolt Technology Corp.	5,128	111,124
Bristow Group, Inc.	17,292	1,241,393
C&J Energy Services, Inc. (a)(d)	21,382	499,911
Cal Dive International, Inc. (a)(d)	52,256	85,700
Carbo Ceramics, Inc.	9,509	1,094,676
Dawson Geophysical Co.	3,850	124,625
Era Group, Inc. (a)	9,819	287,599
Exterran Holdings, Inc. (a)(d)	27,418	952,501
Forum Energy Technologies, Inc. (a)(d)	18,468	463,916
Geospace Technologies Corp. (a)(d)	6,311	501,851
Global Geophysical Services, Inc. (a)	8,664	12,823
Gulf Island Fabrication, Inc.	6,313	127,901
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Gulfmark Offshore, Inc. Class A	12,789	$ 544,300
Helix Energy Solutions Group, Inc. (a)	50,353	1,026,698
Hercules Offshore, Inc. (a)	76,946	383,191
Hornbeck Offshore Services, Inc. (a)(d)	16,972	724,874
ION Geophysical Corp. (a)(d)	63,937	193,729
Key Energy Services, Inc. (a)	71,782	523,291
Matrix Service Co. (a)	12,781	335,885
Mitcham Industries, Inc. (a)	5,462	82,476
Natural Gas Services Group, Inc. (a)	6,382	184,440
Newpark Resources, Inc. (a)(d)	41,672	473,394
Nuverra Environmental Solutions, Inc. (a)(d)	6,772	97,923
Parker Drilling Co. (a)	56,563	420,829
PHI, Inc. (non-vtg.) (a)	5,894	217,076
Pioneer Energy Services Corp. (a)	28,992	242,953
RigNet, Inc. (a)	5,843	272,576
SEACOR Holdings, Inc. (a)(d)	9,715	817,809
Tesco Corp. (a)	14,391	303,938
TETRA Technologies, Inc. (a)(d)	37,584	387,867
TGC Industries, Inc.	6,033	39,275
Vantage Drilling Co. (a)(d)	95,983	156,452
Willbros Group, Inc. (a)	18,376	153,440
		13,331,892
Oil, Gas & Consumable Fuels - 3.6%
Abraxas Petroleum Corp. (a)(d)	42,935	136,104
Adams Resources & Energy, Inc.	824	54,812
Alon U.S.A. Energy, Inc. (d)	10,604	166,589
Alpha Natural Resources, Inc. (a)(d)	106,780	606,510
Amyris, Inc. (a)(d)	12,967	54,850
APCO Oil and Gas International, Inc. (a)	3,662	51,598
Approach Resources, Inc. (a)(d)	16,486	331,204
Arch Coal, Inc. (d)	101,982	432,404
Athlon Energy, Inc.	9,045	275,873
Bill Barrett Corp. (a)(d)	23,140	648,151
Bonanza Creek Energy, Inc. (a)(d)	13,926	566,927
BPZ Energy, Inc. (a)(d)	61,020	122,040
Callon Petroleum Co. (a)	18,835	127,136
Carrizo Oil & Gas, Inc. (a)	21,634	889,157
Clayton Williams Energy, Inc. (a)	2,686	185,388
Clean Energy Fuels Corp. (a)(d)	32,848	391,877
Cloud Peak Energy, Inc. (a)	29,552	553,509
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Comstock Resources, Inc. (d)	23,550	$ 403,883
Contango Oil & Gas Co. (a)	7,383	309,791
Crosstex Energy, Inc.	23,060	864,750
Delek U.S. Holdings, Inc.	18,056	547,097
Diamondback Energy, Inc. (a)(d)	9,223	479,412
Emerald Oil, Inc. (a)	26,084	200,064
Endeavour International Corp. (a)(d)	23,334	153,771
Energy XXI (Bermuda) Ltd. (d)	38,686	887,844
EPL Oil & Gas, Inc. (a)	14,426	387,627
Equal Energy Ltd.	18,404	96,502
Evolution Petroleum Corp.	8,366	110,097
EXCO Resources, Inc. (d)	81,803	419,649
Forest Oil Corp. (a)(d)	57,537	175,488
Frontline Ltd. (NY Shares) (a)(d)	23,164	95,667
FX Energy, Inc. (a)(d)	23,191	83,024
GasLog Ltd.	14,180	297,213
Gastar Exploration, Inc. (a)	26,100	155,556
Goodrich Petroleum Corp. (a)(d)	14,759	254,150
Green Plains Renewable Energy, Inc. (d)	12,323	274,556
Halcon Resources Corp. (a)(d)	111,870	377,002
Hallador Energy Co.	3,545	27,155
Isramco, Inc. (a)	366	46,189
Jones Energy, Inc.	4,865	76,283
KiOR, Inc. Class A (a)	16,339	19,443
Knightsbridge Tankers Ltd.	15,060	141,865
Kodiak Oil & Gas Corp. (a)	128,386	1,362,175
L&L Energy, Inc. (a)(d)	10,887	18,290
Magnum Hunter Resources Corp. (a)(d)	83,089	693,793
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	5,763	2,434
Matador Resources Co. (a)	28,190	548,014
Midstates Petroleum Co., Inc. (a)	17,622	82,295
Miller Energy Resources, Inc. (a)(d)	15,099	119,131
Nordic American Tanker Shipping Ltd. (d)	35,837	392,057
Northern Oil & Gas, Inc. (a)(d)	30,994	450,653
Panhandle Royalty Co. Class A	3,894	150,542
PDC Energy, Inc. (a)(d)	17,313	863,226
Penn Virginia Corp. (a)(d)	26,449	317,124
Petroquest Energy, Inc. (a)(d)	28,109	108,501
Quicksilver Resources, Inc. (a)(d)	57,069	177,485
Renewable Energy Group, Inc. (a)	10,028	100,380
Rentech, Inc. (a)(d)	105,273	188,439
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Resolute Energy Corp. (a)(d)	33,854	$ 270,493
Rex American Resources Corp. (a)	2,480	101,581
Rex Energy Corp. (a)	21,804	410,787
Rosetta Resources, Inc. (a)	29,093	1,239,653
Sanchez Energy Corp. (a)(d)	18,438	506,861
Scorpio Tankers, Inc.	87,900	879,000
SemGroup Corp. Class A	19,997	1,235,015
Ship Finance International Ltd. (NY Shares) (d)	27,387	468,865
Solazyme, Inc. (a)(d)	22,801	295,729
Stone Energy Corp. (a)	23,607	730,637
Swift Energy Co. (a)(d)	20,918	258,965
Synergy Resources Corp. (a)	24,798	214,255
Targa Resources Corp.	15,686	1,416,289
Teekay Tankers Ltd.	29,821	101,391
Triangle Petroleum Corp. (a)(d)	33,682	256,320
Ur-Energy, Inc. (a)(d)	52,683	70,954
Uranium Energy Corp. (a)	37,544	64,951
VAALCO Energy, Inc. (a)	26,888	161,866
W&T Offshore, Inc. (d)	15,932	228,146
Warren Resources, Inc. (a)	32,643	110,007
Western Refining, Inc. (d)	25,946	1,014,748
Westmoreland Coal Co. (a)	6,099	132,409
ZaZa Energy Corp. (a)(d)	11,941	11,941
		28,233,609
TOTAL ENERGY		41,565,501
FINANCIALS - 22.6%
Capital Markets - 2.7%
Apollo Investment Corp.	107,922	910,862
Arlington Asset Investment Corp. (d)	8,087	212,284
BGC Partners, Inc. Class A	60,772	390,764
BlackRock Kelso Capital Corp.	33,479	311,020
Calamos Asset Management, Inc. Class A	9,541	109,435
Capital Southwest Corp.	6,298	215,203
Capitala Finance Corp.	1,956	38,690
CIFI Corp.	2,236	17,754
Cohen & Steers, Inc. (d)	8,993	324,378
Cowen Group, Inc. Class A (a)	50,023	204,094
Diamond Hill Investment Group, Inc.	1,242	142,259
Evercore Partners, Inc. Class A	15,253	851,728
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
FBR & Co. (a)	3,866	$ 93,789
Fidus Investment Corp.	6,563	136,314
Fifth Street Finance Corp.	64,666	608,507
Financial Engines, Inc. (d)	23,544	1,434,300
Firsthand Technology Value Fund, Inc.	4,834	115,823
FXCM, Inc. Class A (d)	17,906	306,909
GAMCO Investors, Inc. Class A	2,934	237,038
Garrison Capital, Inc.	1,998	28,651
GFI Group, Inc.	34,058	129,420
Gladstone Capital Corp.	7,901	77,983
Gladstone Investment Corp.	13,115	106,625
Golub Capital BDC, Inc. (d)	18,904	345,943
Greenhill & Co., Inc. (d)	13,635	708,338
GSV Capital Corp. (a)(d)	9,278	123,861
Hercules Technology Growth Capital, Inc. (d)	29,635	470,011
HFF, Inc.	15,906	470,499
Horizon Technology Finance Corp.	2,719	39,344
ICG Group, Inc. (a)	18,389	349,207
INTL FCStone, Inc. (a)	7,424	130,959
Investment Technology Group, Inc. (a)	17,944	296,076
Janus Capital Group, Inc.	70,829	778,411
JMP Group, Inc.	6,161	45,838
KCAP Financial, Inc. (d)	13,594	108,344
KCG Holdings, Inc. Class A	33,574	371,328
Ladenburg Thalmann Financial Services, Inc. (a)	46,332	111,197
Main Street Capital Corp. (d)	18,478	626,035
Manning & Napier, Inc. Class A	6,654	111,455
Marcus & Millichap, Inc.	2,734	45,576
MCG Capital Corp.	32,989	147,461
Medallion Financial Corp.	9,892	131,860
Medley Capital Corp.	18,584	256,273
MVC Capital, Inc.	10,944	155,952
New Mountain Finance Corp.	22,589	333,865
NGP Capital Resources Co.	8,067	59,696
Oppenheimer Holdings, Inc. Class A (non-vtg.)	4,645	109,065
PennantPark Floating Rate Capital Ltd.	7,690	107,276
PennantPark Investment Corp.	34,141	386,476
Piper Jaffray Companies (a)(d)	7,885	309,723
Prospect Capital Corp.	134,386	1,460,776
Pzena Investment Management, Inc.	4,497	47,488
RCS Capital Corp. Class A	803	17,072
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Safeguard Scientifics, Inc. (a)	10,288	$ 188,579
Silvercrest Asset Management Group Class A	2,047	32,343
Solar Capital Ltd.	21,356	472,608
Solar Senior Capital Ltd.	6,316	114,130
Stellus Capital Investment Corp.	6,558	96,993
Stifel Financial Corp. (a)(d)	30,724	1,387,189
SWS Group, Inc. (a)	14,908	114,493
TCP Capital Corp.	16,119	279,181
THL Credit, Inc.	18,816	297,669
TICC Capital Corp.	25,337	257,171
Triangle Capital Corp.	13,508	364,176
Virtus Investment Partners, Inc. (a)	3,264	594,897
Walter Investment Management Corp. (a)	17,737	547,009
Westwood Holdings Group, Inc.	3,374	192,892
WhiteHorse Finance, Inc.	2,485	36,778
WisdomTree Investments, Inc. (a)	48,301	682,010
		21,317,353
Commercial Banks - 7.1%
1st Source Corp.	8,193	241,448
1st United Bancorp, Inc.	15,002	108,915
Access National Corp.	3,417	56,107
American National Bankshares, Inc.	3,951	91,861
Ameris Bancorp (a)	11,067	226,541
Ames National Corp.	3,494	74,282
Arrow Financial Corp.	5,463	136,193
BancFirst Corp.	3,192	172,464
Banco Latinoamericano de Comercio Exterior SA Series E	14,435	366,649
Bancorp, Inc., Delaware (a)	16,171	308,058
BancorpSouth, Inc. (d)	45,262	1,066,825
Bank of Kentucky Financial Corp.	3,069	110,269
Bank of Marin Bancorp	2,983	131,938
Bank of the Ozarks, Inc. (d)	14,717	933,058
Banner Bank	9,939	366,053
Bar Harbor Bankshares	1,604	61,096
BBCN Bancorp, Inc.	38,489	579,259
BNC Bancorp	8,582	145,637
Boston Private Financial Holdings, Inc.	38,388	471,789
Bridge Bancorp, Inc.	4,902	120,589
Bridge Capital Holdings (a)	4,565	100,658
Bryn Mawr Bank Corp.	5,867	163,513
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
C & F Financial Corp.	1,192	$ 42,066
Camden National Corp.	3,626	128,179
Capital Bank Financial Corp. Series A (a)	11,533	265,836
Capital City Bank Group, Inc. (a)	7,152	91,260
Cardinal Financial Corp.	15,297	260,814
Cascade Bancorp (a)	1,863	8,980
Cathay General Bancorp	39,206	921,341
Center Bancorp, Inc.	5,777	102,542
Centerstate Banks of Florida, Inc.	14,222	156,442
Central Pacific Financial Corp.	10,042	184,271
Century Bancorp, Inc. Class A (non-vtg.)	1,121	38,013
Chemical Financial Corp.	13,303	384,191
Chemung Financial Corp.	1,243	41,839
Citizens & Northern Corp.	6,464	126,565
City Holding Co.	6,808	303,773
CNB Financial Corp., Pennsylvania	6,601	106,012
CoBiz, Inc.	16,246	171,558
Columbia Banking Systems, Inc.	24,861	649,121
Community Bank System, Inc.	20,183	718,515
Community Trust Bancorp, Inc.	7,602	308,033
CommunityOne Bancorp (a)	5,043	57,995
ConnectOne Bancorp, Inc.	718	32,791
CU Bancorp (a)	3,472	59,892
Customers Bancorp, Inc. (a)	10,428	211,480
CVB Financial Corp. (d)	45,598	680,322
Eagle Bancorp, Inc., Maryland	10,991	365,451
Enterprise Bancorp, Inc.	3,778	78,129
Enterprise Financial Services Corp.	8,948	166,612
Farmers Capital Bank Corp. (a)	3,564	73,276
Fidelity Southern Corp.	7,144	100,588
Financial Institutions, Inc.	5,964	124,528
First Bancorp, North Carolina	9,083	156,500
First Bancorp, Puerto Rico (a)	37,760	184,646
First Busey Corp.	36,098	198,539
First Commonwealth Financial Corp.	50,064	411,025
First Community Bancshares, Inc.	6,615	107,097
First Connecticut Bancorp, Inc.	9,085	140,000
First Financial Bancorp, Ohio	26,033	431,627
First Financial Bankshares, Inc. (d)	14,755	902,563
First Financial Corp., Indiana	5,746	184,849
First Financial Holdings, Inc.	11,465	705,671
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Interstate Bancsystem, Inc.	9,370	$ 240,434
First Merchants Corp.	17,878	377,047
First Midwest Bancorp, Inc., Delaware	37,363	596,687
First NBC Bank Holding Co.	1,976	64,418
First of Long Island Corp.	4,020	159,071
First Security Group, Inc.	30,053	61,909
FirstMerit Corp.	79,671	1,621,305
Flushing Financial Corp.	17,254	354,397
FNB Corp., Pennsylvania (d)	70,302	832,376
German American Bancorp, Inc.	6,745	181,845
Glacier Bancorp, Inc. (d)	34,399	909,166
Great Southern Bancorp, Inc.	6,253	172,895
Guaranty Bancorp	7,370	95,515
Hampton Roads Bankshares, Inc. (a)	11,809	18,422
Hancock Holding Co.	41,089	1,421,679
Hanmi Financial Corp.	15,271	329,395
Heartland Financial U.S.A., Inc.	8,369	210,815
Heritage Commerce Corp.	9,993	80,044
Heritage Financial Corp., Washington	7,522	128,100
Heritage Oaks Bancorp (a)	11,514	88,197
Home Bancshares, Inc.	21,456	661,703
Home Federal Bancorp, Inc.	7,449	108,011
HomeTrust Bancshares, Inc. (a)	9,851	155,744
Horizon Bancorp Industries	4,435	98,723
Hudson Valley Holding Corp.	7,427	133,537
IBERIABANK Corp.	14,115	929,332
Independent Bank Corp., Massachusetts	11,524	416,708
Independent Bank Group, Inc.	2,070	105,156
International Bancshares Corp.	26,467	619,592
Intervest Bancshares Corp. Class A (a)	7,047	52,712
Investors Bancorp, Inc.	24,073	610,732
Lakeland Bancorp, Inc.	16,916	190,643
Lakeland Financial Corp.	7,906	289,597
LCNB Corp.	2,930	51,597
Macatawa Bank Corp. (a)(d)	8,586	45,506
MainSource Financial Group, Inc.	9,044	147,508
MB Financial, Inc.	27,555	774,296
Mercantile Bank Corp.	4,406	88,164
Merchants Bancshares, Inc.	2,122	63,236
Metro Bancorp, Inc. (a)	6,988	138,852
Middleburg Financial Corp.	1,830	32,684
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Midsouth Bancorp, Inc.	2,917	$ 45,243
MidWestOne Financial Group, Inc.	3,464	85,145
National Bank Holdings Corp.	20,828	405,729
National Bankshares, Inc.	3,618	131,731
National Penn Bancshares, Inc.	57,206	593,798
NBT Bancorp, Inc.	19,973	480,151
NewBridge Bancorp (a)	11,965	83,635
Northrim Bancorp, Inc.	2,397	57,576
OFG Bancorp	21,997	320,716
Old National Bancorp, Indiana (d)	47,837	669,718
OmniAmerican Bancorp, Inc.	5,522	123,803
Pacific Continental Corp.	8,611	121,415
Pacific Premier Bancorp, Inc. (a)	7,788	123,596
PacWest Bancorp (d)	17,875	716,966
Palmetto Bancshares, Inc. (a)	1,517	18,432
Park National Corp.	5,928	464,162
Park Sterling Corp.	22,070	148,973
Peapack-Gladstone Financial Corp.	3,948	73,038
Penns Woods Bancorp, Inc.	2,395	108,254
Peoples Bancorp, Inc.	5,526	124,611
Pinnacle Financial Partners, Inc.	16,934	552,726
Preferred Bank, Los Angeles (a)	5,820	125,305
PrivateBancorp, Inc.	30,674	876,970
Prosperity Bancshares, Inc.	28,984	1,813,239
Renasant Corp.	13,981	402,513
Republic Bancorp, Inc., Kentucky Class A	4,752	109,724
S&T Bancorp, Inc.	13,818	323,203
S.Y. Bancorp, Inc.	7,669	226,926
Sandy Spring Bancorp, Inc.	13,275	331,477
Seacoast Banking Corp., Florida (a)	8,848	98,655
Sierra Bancorp	7,619	120,761
Simmons First National Corp. Class A	7,464	257,732
Southside Bancshares, Inc.	8,649	230,496
Southwest Bancorp, Inc., Oklahoma	10,859	189,490
State Bank Financial Corp.	14,811	253,712
Sterling Bancorp	41,489	522,761
Sterling Financial Corp.	16,130	508,095
Suffolk Bancorp (a)	5,892	113,598
Sun Bancorp, Inc., New Jersey (a)	15,517	49,189
Susquehanna Bancshares, Inc.	90,252	977,429
Taylor Capital Group, Inc. (a)	7,467	166,738
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Texas Capital Bancshares, Inc. (a)(d)	19,448	$ 1,156,573
The First Bancorp, Inc.	3,282	55,761
Tompkins Financial Corp.	6,670	312,823
TowneBank (d)	11,776	177,111
Trico Bancshares	7,772	192,435
TriState Capital Holdings, Inc. (a)	3,064	42,099
Trustmark Corp.	31,723	753,738
UMB Financial Corp. (d)	16,935	1,004,076
Umpqua Holdings Corp. (d)	53,468	938,898
Union First Market Bankshares Corp.	21,314	491,714
United Bankshares, Inc., West Virginia (d)	23,621	706,032
United Community Banks, Inc., Georgia (a)	20,272	338,137
Univest Corp. of Pennsylvania	8,621	161,902
VantageSouth Bancshares, Inc. (a)	4,160	23,878
ViewPoint Financial Group (d)	19,508	480,287
Virginia Commerce Bancorp, Inc. (a)	12,748	207,282
Washington Banking Co., Oak Harbor	6,968	123,961
Washington Trust Bancorp, Inc.	6,588	217,009
Webster Financial Corp.	43,158	1,309,414
WesBanco, Inc.	11,924	340,549
West Bancorp., Inc.	7,495	110,851
Westamerica Bancorp.	13,405	661,671
Western Alliance Bancorp. (a)	36,150	810,483
Wilshire Bancorp, Inc.	30,780	306,569
Wintrust Financial Corp.	17,740	777,544
Yadkin Financial Corp. (a)	7,053	131,891
		55,054,003
Consumer Finance - 0.7%
Cash America International, Inc.	13,522	496,663
Consumer Portfolio Services, Inc. (a)	9,124	77,645
Credit Acceptance Corp. (a)	3,419	475,856
DFC Global Corp. (a)	19,428	146,099
Encore Capital Group, Inc. (a)	12,020	572,032
EZCORP, Inc. (non-vtg.) Class A (a)	24,052	264,091
First Cash Financial Services, Inc. (a)	14,049	690,368
First Marblehead Corp. (a)	3,516	20,955
Green Dot Corp. Class A (a)	12,355	278,235
Imperial Holdings, Inc. (a)	8,228	50,849
JGWPT Holdings, Inc.	4,898	83,266
Nelnet, Inc. Class A	11,214	417,722
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Nicholas Financial, Inc.	5,863	$ 92,518
Portfolio Recovery Associates, Inc. (a)(d)	24,415	1,226,121
Regional Management Corp. (a)	2,715	90,219
Springleaf Holdings, Inc.	11,544	276,594
World Acceptance Corp. (a)(d)	4,081	390,511
		5,649,744
Diversified Financial Services - 0.3%
California First National Bancorp	699	10,345
Gain Capital Holdings, Inc. (d)	5,269	46,841
MarketAxess Holdings, Inc.	18,165	1,139,672
Marlin Business Services Corp.	4,511	114,444
NewStar Financial, Inc. (a)	12,642	198,859
PHH Corp. (a)	27,769	673,954
PICO Holdings, Inc. (a)	10,659	251,233
Resource America, Inc. Class A	4,292	37,684
		2,473,032
Insurance - 2.3%
AMBAC Financial Group, Inc. (a)	21,608	506,492
American Equity Investment Life Holding Co.	30,882	677,860
Amerisafe, Inc.	9,348	386,727
Amtrust Financial Services, Inc. (d)	14,938	482,199
Argo Group International Holdings, Ltd.	13,238	595,578
Baldwin & Lyons, Inc. Class B	5,128	127,995
Blue Capital Reinsurance Holdings Ltd.	2,477	41,985
Citizens, Inc. Class A (a)(d)	22,038	153,164
CNO Financial Group, Inc.	106,699	1,807,481
Crawford & Co. Class B	12,548	101,513
Donegal Group, Inc. Class A	3,498	51,106
eHealth, Inc. (a)(d)	8,857	473,230
EMC Insurance Group	1,671	45,919
Employers Holdings, Inc.	15,023	369,115
Enstar Group Ltd. (a)	4,603	570,588
FBL Financial Group, Inc. Class A	4,133	159,658
First American Financial Corp. (d)	51,680	1,339,546
Fortegra Financial Corp. (a)	2,204	16,243
Global Indemnity PLC (a)	4,320	105,883
Greenlight Capital Re, Ltd. (a)	14,480	465,242
Hallmark Financial Services, Inc. (a)	6,436	56,701
HCI Group, Inc. (d)	4,817	204,867
Health Insurance Innovations	1,839	21,682
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Hilltop Holdings, Inc. (a)	29,496	$ 701,710
Horace Mann Educators Corp.	19,001	530,128
Independence Holding Co.	2,822	36,206
Infinity Property & Casualty Corp.	5,359	378,345
Investors Title Co.	478	38,297
Kansas City Life Insurance Co.	2,061	97,217
Maiden Holdings Ltd.	24,511	269,131
Meadowbrook Insurance Group, Inc.	25,031	151,688
Montpelier Re Holdings Ltd. (d)	21,205	590,983
National Interstate Corp.	3,149	71,073
National Western Life Insurance Co. Class A	1,064	232,112
Navigators Group, Inc. (a)	4,772	284,554
OneBeacon Insurance Group Ltd.	10,639	149,584
Phoenix Companies, Inc. (a)(d)	2,635	124,109
Platinum Underwriters Holdings Ltd.	13,861	787,859
Primerica, Inc.	27,378	1,153,435
RLI Corp. (d)	20,773	865,403
Safety Insurance Group, Inc.	6,717	363,255
Selective Insurance Group, Inc.	27,581	648,705
State Auto Financial Corp.	7,560	145,001
Stewart Information Services Corp.	10,494	341,160
Symetra Financial Corp.	39,472	755,889
Third Point Reinsurance Ltd.	12,721	203,154
Tower Group International Ltd.	27,446	68,615
United Fire Group, Inc.	9,492	238,249
Universal Insurance Holdings, Inc.	12,635	140,880
		18,127,516
Real Estate Investment Trusts - 7.5%
Acadia Realty Trust (SBI)	26,072	663,532
AG Mortgage Investment Trust, Inc. (d)	13,089	217,147
Agree Realty Corp.	6,975	199,415
Alexanders, Inc.	1,049	356,482
American Assets Trust, Inc.	16,390	548,573
American Capital Mortgage Investment Corp.	25,268	493,989
American Realty Capital Properties, Inc. (d)	73,833	1,021,849
American Residential Properties, Inc. (d)	6,113	113,091
AmREIT, Inc. Class B	10,957	178,380
Anworth Mortgage Asset Corp.	71,371	334,730
Apollo Commercial Real Estate Finance, Inc.	18,322	308,176
Apollo Residential Mortgage, Inc.	16,173	261,356
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ares Commercial Real Estate Corp.	11,080	$ 147,696
Armada Hoffler Properties, Inc.	8,980	81,718
Armour Residential REIT, Inc.	181,429	745,673
Ashford Hospitality Prime, Inc.	8,794	145,101
Ashford Hospitality Trust, Inc.	28,744	270,194
Associated Estates Realty Corp.	27,707	442,481
Aviv REIT, Inc. (d)	4,920	119,999
Campus Crest Communities, Inc.	31,247	275,911
Capstead Mortgage Corp. (d)	46,189	582,905
Cedar Shopping Centers, Inc.	35,621	224,769
Chambers Street Properties (d)	113,609	879,334
Chatham Lodging Trust	12,602	263,508
Chesapeake Lodging Trust	23,240	565,894
Colony Financial, Inc.	36,546	811,321
Coresite Realty Corp.	9,891	303,456
Cousins Properties, Inc.	80,734	867,891
CubeSmart (d)	63,935	1,053,649
CyrusOne, Inc.	8,929	192,956
CYS Investments, Inc. (d)	85,412	676,463
DCT Industrial Trust, Inc.	138,309	995,825
DiamondRock Hospitality Co.	93,806	1,086,273
DuPont Fabros Technology, Inc.	30,298	787,445
Dynex Capital, Inc.	25,874	208,544
EastGroup Properties, Inc.	14,257	846,010
Education Realty Trust, Inc.	53,740	485,272
Ellington Residential Mortgage REIT	2,519	40,732
Empire State Realty Trust, Inc. (d)	40,119	588,145
EPR Properties	24,780	1,265,762
Equity One, Inc.	28,935	655,667
Excel Trust, Inc.	23,511	268,261
FelCor Lodging Trust, Inc.	58,602	478,192
First Industrial Realty Trust, Inc. (d)	52,436	899,802
First Potomac Realty Trust	29,797	389,149
Franklin Street Properties Corp.	44,981	539,322
Getty Realty Corp.	11,145	211,755
Gladstone Commercial Corp.	8,128	151,587
Glimcher Realty Trust	70,257	601,400
Government Properties Income Trust	26,006	642,348
Gramercy Property Trust, Inc. (a)	28,921	168,320
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,878	90,996
Healthcare Realty Trust, Inc.	45,898	1,051,982
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hersha Hospitality Trust	95,037	$ 516,051
Highwoods Properties, Inc. (SBI)	43,068	1,599,546
Hudson Pacific Properties, Inc.	23,978	521,042
Inland Real Estate Corp.	41,343	435,755
Invesco Mortgage Capital, Inc.	64,879	1,019,249
Investors Real Estate Trust	50,993	443,129
iStar Financial, Inc. (a)	41,468	639,437
JAVELIN Mortgage Investment Corp.	6,969	101,051
Kite Realty Group Trust	63,340	408,543
LaSalle Hotel Properties (SBI) (d)	49,939	1,536,124
Lexington Corporate Properties Trust	86,533	935,422
LTC Properties, Inc.	16,617	630,615
Medical Properties Trust, Inc.	78,039	1,035,578
Monmouth Real Estate Investment Corp. Class A	19,904	183,913
National Health Investors, Inc.	14,140	890,396
New Residential Investment Corp.	123,202	782,333
New York Mortgage Trust, Inc.	35,812	255,698
NorthStar Realty Finance Corp. (d)	139,266	2,031,891
One Liberty Properties, Inc.	6,800	141,848
Parkway Properties, Inc.	28,304	502,113
Pebblebrook Hotel Trust	29,471	887,961
Pennsylvania Real Estate Investment Trust (SBI)	32,593	607,859
PennyMac Mortgage Investment Trust	33,728	794,294
Physicians Realty Trust	10,307	127,704
Potlatch Corp.	19,647	785,880
PS Business Parks, Inc.	9,338	733,687
QTS Realty Trust, Inc. Class A	6,463	146,645
RAIT Financial Trust	38,927	328,544
Ramco-Gershenson Properties Trust (SBI)	32,194	514,138
Redwood Trust, Inc. (d)	39,647	741,399
Resource Capital Corp.	60,428	355,921
Retail Opportunity Investments Corp.	34,247	495,212
Rexford Industrial Realty, Inc.	9,198	125,553
RLJ Lodging Trust	59,118	1,476,768
Rouse Properties, Inc.	12,493	217,878
Ryman Hospitality Properties, Inc. (d)	21,080	871,869
Sabra Health Care REIT, Inc.	17,748	513,450
Saul Centers, Inc.	3,452	160,863
Select Income (REIT)	10,627	293,305
Silver Bay Realty Trust Corp.	7,221	114,597
Sovran Self Storage, Inc.	15,054	1,022,317
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Stag Industrial, Inc. (d)	20,194	$ 433,363
Strategic Hotel & Resorts, Inc. (a)	85,988	800,548
Summit Hotel Properties, Inc.	38,305	341,298
Sun Communities, Inc.	17,101	799,472
Sunstone Hotel Investors, Inc.	88,823	1,139,599
Terreno Realty Corp.	11,952	206,411
The Geo Group, Inc.	34,401	1,151,745
UMH Properties, Inc.	6,525	61,661
Universal Health Realty Income Trust (SBI)	5,412	229,469
Urstadt Biddle Properties, Inc. Class A	11,994	225,007
Washington REIT (SBI)	32,104	748,023
Western Asset Mortgage Capital Corp. (d)	12,258	183,257
Whitestone REIT Class B	9,907	135,231
Winthrop Realty Trust	17,156	196,951
ZAIS Financial Corp.	2,283	38,811
		58,416,852
Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	20,994	821,075
Altisource Residential Corp. Class B	27,139	814,170
AV Homes, Inc. (a)	4,450	83,304
Consolidated-Tomoka Land Co.	3,517	123,623
Forestar Group, Inc. (a)	16,256	325,120
Kennedy-Wilson Holdings, Inc.	31,062	746,109
RE/MAX Holdings, Inc.	5,391	157,202
Tejon Ranch Co. (a)	6,593	224,953
		3,295,556
Thrifts & Mortgage Finance - 1.6%
Astoria Financial Corp.	41,245	546,084
Banc of California, Inc.	8,013	101,765
Bank Mutual Corp.	23,178	158,538
BankFinancial Corp.	9,345	84,946
BBX Capital Corp. (a)	2,900	42,514
Beneficial Mutual Bancorp, Inc. (a)	14,574	173,139
Berkshire Hills Bancorp, Inc.	11,604	283,834
BofI Holding, Inc. (a)(d)	5,820	481,605
Brookline Bancorp, Inc., Delaware	33,068	294,305
Capitol Federal Financial, Inc.	71,915	860,823
Charter Financial Corp.	12,027	129,290
Clifton Savings Bancorp, Inc.	3,116	39,449
Dime Community Bancshares, Inc.	14,613	238,776
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Doral Financial Corp. (a)	3,119	$ 38,956
ESB Financial Corp.	5,790	74,459
ESSA Bancorp, Inc.	2,882	32,509
Essent Group Ltd.	10,880	273,088
EverBank Financial Corp.	38,001	676,798
Farmer Mac Class C (non-vtg.)	4,585	140,484
First Defiance Financial Corp.	4,774	122,787
First Federal Bancshares of Arkansas, Inc. (a)	780	6,466
First Financial Northwest, Inc.	6,987	72,246
Flagstar Bancorp, Inc. (a)	9,538	199,058
Fox Chase Bancorp, Inc.	5,009	85,704
Franklin Financial Corp./VA (a)	4,683	89,024
Hingham Institution for Savings	624	49,034
Home Bancorp, Inc. (a)	4,891	98,554
Home Loan Servicing Solutions Ltd.	33,854	694,684
HomeStreet, Inc.	6,148	110,295
Kearny Financial Corp. (a)	6,523	74,558
Meridian Interstate Bancorp, Inc. (a)	5,096	119,960
Meta Financial Group, Inc.	2,745	111,035
MGIC Investment Corp. (a)(d)	155,463	1,319,881
NASB Financial, Inc.	1,446	38,608
Northfield Bancorp, Inc.	29,502	366,710
Northwest Bancshares, Inc.	43,982	618,387
OceanFirst Financial Corp.	7,879	139,931
Oritani Financial Corp.	23,830	375,084
PennyMac Financial Services, Inc.	6,569	111,542
Provident Financial Holdings, Inc.	4,390	66,070
Provident Financial Services, Inc.	29,405	509,295
Radian Group, Inc. (d)	82,698	1,230,546
Rockville Financial, Inc.	12,850	170,648
Stonegate Mortgage Corp. (a)	3,940	59,691
Territorial Bancorp, Inc.	5,715	129,445
Tree.com, Inc. (a)	3,140	101,893
Trustco Bank Corp., New York	47,725	311,644
United Community Financial Corp. (a)	23,238	82,030
United Financial Bancorp, Inc.	8,993	159,446
Walker & Dunlop, Inc. (a)	7,475	104,949
Waterstone Financial, Inc. Maryland (a)	3,049	32,197
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Westfield Financial, Inc.	6,813	$ 50,825
WSFS Financial Corp.	3,576	256,757
		12,740,346
TOTAL FINANCIALS		177,074,402
HEALTH CARE - 14.0%
Biotechnology - 4.9%
ACADIA Pharmaceuticals, Inc. (a)(d)	33,963	791,338
Acceleron Pharma, Inc.	3,405	157,822
Achillion Pharmaceuticals, Inc. (a)(d)	46,199	152,919
Acorda Therapeutics, Inc. (a)	20,281	595,247
Aegerion Pharmaceuticals, Inc. (a)(d)	13,722	823,046
Agios Pharmaceuticals, Inc. (d)	3,264	86,333
Alnylam Pharmaceuticals, Inc. (a)	27,936	2,337,126
AMAG Pharmaceuticals, Inc. (a)	10,035	215,451
Amicus Therapeutics, Inc. (a)(d)	12,136	33,131
Anacor Pharmaceuticals, Inc. (a)(d)	12,154	231,412
Arena Pharmaceuticals, Inc. (a)(d)	105,242	667,234
ArQule, Inc. (a)	27,969	64,049
Array BioPharma, Inc. (a)(d)	61,284	294,776
AVEO Pharmaceuticals, Inc. (a)	24,112	39,785
BIND Therapeutics, Inc.	2,043	25,844
BioTime, Inc. (a)(d)	22,836	84,950
Bluebird Bio, Inc.	3,244	71,919
Cell Therapeutics, Inc. (a)(d)	65,238	208,109
Celldex Therapeutics, Inc. (a)(d)	42,859	1,104,905
Cellular Dynamics International, Inc. (d)	1,548	24,629
Cepheid, Inc. (a)(d)	32,470	1,716,364
Chelsea Therapeutics International Ltd. (a)	36,839	163,934
ChemoCentryx, Inc. (a)(d)	12,853	79,817
Chimerix, Inc.	4,539	88,284
Clovis Oncology, Inc. (a)	8,693	565,306
Conatus Pharmaceuticals, Inc. (d)	2,264	23,930
Coronado Biosciences, Inc. (a)(d)	12,629	34,351
Curis, Inc. (a)(d)	44,195	125,072
Cytokinetics, Inc. (a)(d)	13,449	104,230
Cytori Therapeutics, Inc. (a)(d)	32,113	85,421
Dendreon Corp. (a)(d)	75,586	210,885
Durata Therapeutics, Inc. (a)(d)	6,212	66,468
Dyax Corp. (a)	58,091	489,126
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Dynavax Technologies Corp. (a)(d)	120,910	$ 210,383
Emergent BioSolutions, Inc. (a)	13,347	319,394
Enanta Pharmaceuticals, Inc.	1,735	63,466
Enzon Pharmaceuticals, Inc.	14,393	12,954
Epizyme, Inc.	2,901	88,190
Esperion Therapeutics, Inc.	1,661	25,347
Exact Sciences Corp. (a)(d)	33,834	439,842
Exelixis, Inc. (a)(d)	93,088	640,445
Fibrocell Science, Inc. (a)(d)	10,327	50,809
Five Prime Therapeutics, Inc.	2,237	32,794
Foundation Medicine, Inc. (d)	3,313	99,191
Galena Biopharma, Inc. (a)(d)	48,910	257,756
Genomic Health, Inc. (a)(d)	8,142	245,237
Geron Corp. (a)(d)	62,319	312,841
GTx, Inc. (a)(d)	9,667	17,497
Halozyme Therapeutics, Inc. (a)(d)	43,043	674,053
Harvard Apparatus (a)	2,563	10,483
Hyperion Therapeutics, Inc. (a)(d)	4,395	123,412
Idenix Pharmaceuticals, Inc. (a)(d)	47,819	335,211
ImmunoGen, Inc. (a)(d)	40,256	603,437
Immunomedics, Inc. (a)(d)	35,641	172,859
Infinity Pharmaceuticals, Inc. (a)(d)	23,579	302,990
Insmed, Inc. (a)	16,531	337,563
Insys Therapeutics, Inc. (a)(d)	2,492	146,604
Intercept Pharmaceuticals, Inc. (a)	3,446	1,036,832
InterMune, Inc. (a)	42,931	573,129
Intrexon Corp. (d)	5,530	185,642
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	44,617	618,838
Isis Pharmaceuticals, Inc. (a)(d)	53,901	2,752,153
KaloBios Pharmaceuticals, Inc.	6,513	20,321
Karyopharm Therapeutics, Inc.	3,879	135,416
Keryx Biopharmaceuticals, Inc. (a)(d)	42,862	659,218
KYTHERA Biopharmaceuticals, Inc. (a)(d)	5,473	251,758
Lexicon Pharmaceuticals, Inc. (a)(d)	106,698	196,324
Ligand Pharmaceuticals, Inc. Class B (a)(d)	8,580	531,445
Macrogenics, Inc.	3,014	119,987
MannKind Corp. (a)(d)	71,224	386,034
MEI Pharma, Inc. (a)	4,633	39,195
Merrimack Pharmaceuticals, Inc. (a)(d)	45,209	237,347
MiMedx Group, Inc. (a)	43,749	342,992
Momenta Pharmaceuticals, Inc. (a)	22,704	406,402
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Nanosphere, Inc. (a)	25,861	$ 54,567
Navidea Biopharmaceuticals, Inc. (a)(d)	59,102	104,020
Neurocrine Biosciences, Inc. (a)	32,005	546,965
NewLink Genetics Corp. (a)(d)	7,957	294,568
Novavax, Inc. (a)(d)	89,910	489,110
NPS Pharmaceuticals, Inc. (a)(d)	48,095	1,720,839
OncoGenex Pharmaceuticals, Inc. (a)	6,487	70,060
OncoMed Pharmaceuticals, Inc. (d)	2,345	70,749
Onconova Therapeutics, Inc. (d)	2,824	42,699
Ophthotech Corp.	4,168	128,750
Opko Health, Inc. (a)(d)	91,229	723,446
Orexigen Therapeutics, Inc. (a)(d)	47,253	321,320
Osiris Therapeutics, Inc. (a)(d)	7,943	123,990
OvaScience, Inc. (a)	3,428	32,086
PDL BioPharma, Inc. (d)	68,436	622,768
Peregrine Pharmaceuticals, Inc. (a)(d)	83,946	152,782
Portola Pharmaceuticals, Inc.	5,341	142,444
Progenics Pharmaceuticals, Inc. (a)	29,939	143,108
Prothena Corp. PLC (a)	6,578	203,523
PTC Therapeutics, Inc. (a)	4,708	122,738
Puma Biotechnology, Inc. (a)	10,636	1,257,282
Raptor Pharmaceutical Corp. (a)	29,308	455,739
Receptos, Inc.	3,482	138,758
Regulus Therapeutics, Inc. (a)	3,897	35,463
Repligen Corp. (a)(d)	14,880	230,342
Rigel Pharmaceuticals, Inc. (a)	42,697	129,372
Sangamo Biosciences, Inc. (a)	29,279	566,256
Sarepta Therapeutics, Inc. (a)(d)	17,904	436,500
SIGA Technologies, Inc. (a)(d)	17,044	56,416
Spectrum Pharmaceuticals, Inc. (a)	31,254	262,846
Stemline Therapeutics, Inc.	4,713	118,532
Sunesis Pharmaceuticals, Inc. (a)	15,190	66,532
Synageva BioPharma Corp. (a)(d)	9,297	842,122
Synergy Pharmaceuticals, Inc. (a)(d)	37,935	201,435
Synta Pharmaceuticals Corp. (a)(d)	23,985	128,080
Targacept, Inc. (a)	11,269	49,696
TESARO, Inc. (a)(d)	6,490	204,500
Tetraphase Pharmaceuticals, Inc.	6,953	107,841
TG Therapeutics, Inc. (a)(d)	7,352	44,112
Threshold Pharmaceuticals, Inc. (a)	24,502	119,570
Vanda Pharmaceuticals, Inc. (a)(d)	15,897	211,748
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Verastem, Inc. (a)(d)	8,899	$ 111,771
Vical, Inc. (a)(d)	35,907	48,474
XOMA Corp. (a)	37,051	287,886
ZIOPHARM Oncology, Inc. (a)(d)	36,915	154,674
		38,155,483
Health Care Equipment & Supplies - 3.6%
Abaxis, Inc. (a)(d)	10,616	405,213
Abiomed, Inc. (a)(d)	18,616	511,754
Accuray, Inc. (a)(d)	36,077	384,220
Align Technology, Inc. (a)	35,175	2,090,099
Alphatec Holdings, Inc. (a)	36,216	78,589
Analogic Corp.	5,917	565,961
Angiodynamics, Inc. (a)	12,578	200,116
Anika Therapeutics, Inc. (a)	5,635	187,476
Antares Pharma, Inc. (a)(d)	52,360	250,281
ArthroCare Corp. (a)	13,555	615,126
Atricure, Inc. (a)	9,697	198,789
Atrion Corp.	728	194,507
BioLase Technology, Inc. (d)	13,760	33,299
Cantel Medical Corp.	15,832	501,874
Cardiovascular Systems, Inc. (a)	11,751	398,594
Cerus Corp. (a)(d)	32,228	198,847
CONMED Corp.	13,327	559,068
Cryolife, Inc.	14,028	151,362
Cutera, Inc. (a)	6,988	66,386
Cyberonics, Inc. (a)	13,274	886,703
Cynosure, Inc. Class A (a)	9,189	246,541
Derma Sciences, Inc. (a)	9,037	118,746
DexCom, Inc. (a)	33,844	1,369,328
Endologix, Inc. (a)(d)	30,472	487,552
Exactech, Inc. (a)	4,853	108,125
Genmark Diagnostics, Inc. (a)	17,294	223,438
Globus Medical, Inc. (a)	26,089	610,483
Greatbatch, Inc. (a)	11,533	490,268
Haemonetics Corp. (a)(d)	24,584	931,488
HeartWare International, Inc. (a)(d)	7,858	779,592
ICU Medical, Inc. (a)	6,297	406,219
Insulet Corp. (a)	25,680	1,104,240
Integra LifeSciences Holdings Corp. (a)(d)	11,073	514,452
Invacare Corp.	15,368	310,126
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Ldr Holding Corp.	3,115	$ 82,298
Masimo Corp. (a)(d)	23,667	692,260
Medical Action Industries, Inc. (a)	6,900	51,198
Meridian Bioscience, Inc.	20,017	455,987
Merit Medical Systems, Inc. (a)	21,255	305,434
Natus Medical, Inc. (a)	14,548	376,648
Neogen Corp. (a)	17,248	724,761
NuVasive, Inc. (a)	21,243	795,338
NxStage Medical, Inc. (a)	28,655	371,082
OraSure Technologies, Inc. (a)	25,497	149,667
Orthofix International NV (a)	9,051	185,998
Oxford Immunotec Global PLC (a)	2,936	62,184
PhotoMedex, Inc. (a)(d)	7,142	99,345
Quidel Corp. (a)(d)	13,245	391,522
Rockwell Medical Technologies, Inc. (a)(d)	19,248	197,484
RTI Biologics, Inc. (a)	29,753	92,234
Staar Surgical Co. (a)	17,326	284,493
Steris Corp.	28,233	1,295,612
SurModics, Inc. (a)	7,126	173,732
Symmetry Medical, Inc. (a)	17,874	173,735
Tandem Diabetes Care, Inc.	4,488	116,015
TearLab Corp. (a)(d)	13,788	92,242
The Spectranetics Corp. (a)	19,371	504,033
Thoratec Corp. (a)	27,565	963,121
Tornier NV (a)	12,883	234,342
Unilife Corp. (a)(d)	45,739	213,601
Utah Medical Products, Inc.	1,619	86,131
Vascular Solutions, Inc. (a)	8,636	203,464
Veracyte, Inc.	1,948	28,538
Volcano Corp. (a)(d)	26,200	549,938
West Pharmaceutical Services, Inc.	33,149	1,572,920
Wright Medical Group, Inc. (a)	19,519	593,573
Zeltiq Aesthetics, Inc. (a)	8,270	169,452
		28,467,244
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)(d)	17,024	868,905
Accretive Health, Inc. (a)(d)	28,282	260,477
Addus HomeCare Corp. (a)	2,800	66,192
Air Methods Corp. (a)(d)	18,653	959,324
Alliance Healthcare Services, Inc. (a)	2,380	68,306
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Almost Family, Inc. (a)	4,076	$ 123,951
Amedisys, Inc. (a)(d)	15,098	227,829
AMN Healthcare Services, Inc. (a)	22,571	341,048
AmSurg Corp. (a)	15,301	638,817
Bio-Reference Laboratories, Inc. (a)(d)	11,734	315,527
BioScrip, Inc. (a)	27,835	236,876
Capital Senior Living Corp. (a)	13,576	305,053
Centene Corp. (a)	26,070	1,579,842
Chemed Corp. (d)	8,515	672,004
Chindex International, Inc. (a)	6,164	101,459
Corvel Corp. (a)	5,474	259,249
Cross Country Healthcare, Inc. (a)	12,707	137,236
Emeritus Corp. (a)	19,485	429,644
ExamWorks Group, Inc. (a)(d)	14,538	447,625
Five Star Quality Care, Inc. (a)	20,258	110,001
Gentiva Health Services, Inc. (a)	14,512	164,856
Hanger, Inc. (a)	16,884	570,848
HealthSouth Corp.	41,708	1,297,953
Healthways, Inc. (a)(d)	16,002	244,991
IPC The Hospitalist Co., Inc. (a)(d)	8,085	431,577
Kindred Healthcare, Inc.	25,964	491,758
Landauer, Inc.	4,525	208,919
LHC Group, Inc. (a)	6,196	142,136
Magellan Health Services, Inc. (a)	13,046	780,542
Molina Healthcare, Inc. (a)(d)	13,542	487,512
MWI Veterinary Supply, Inc. (a)(d)	6,157	1,146,803
National Healthcare Corp.	5,328	277,056
National Research Corp. Class A (a)	4,106	61,590
Owens & Minor, Inc.	30,378	1,052,294
PharMerica Corp. (a)	14,279	347,551
Providence Service Corp. (a)	5,055	133,401
Select Medical Holdings Corp.	23,416	252,893
Skilled Healthcare Group, Inc. (a)	9,379	42,862
Surgical Care Affiliates, Inc.	5,414	173,735
Team Health Holdings, Inc. (a)	32,902	1,420,050
The Ensign Group, Inc.	9,421	394,928
Triple-S Management Corp. (a)	10,819	193,011
U.S. Physical Therapy, Inc.	6,071	191,297
Universal American Spin Corp.	17,633	124,313
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
USMD Holdings, Inc. (a)	367	$ 6,529
Wellcare Health Plans, Inc. (a)	20,894	1,360,408
		20,149,178
Health Care Technology - 1.0%
athenahealth, Inc. (a)(d)	17,670	2,604,558
Computer Programs & Systems, Inc. (d)	5,407	361,296
HealthStream, Inc. (a)	9,636	279,637
HMS Holdings Corp. (a)(d)	42,170	971,175
MedAssets, Inc. (a)	29,565	651,613
Medidata Solutions, Inc. (a)	25,510	1,609,681
Merge Healthcare, Inc. (a)	34,849	74,925
Omnicell, Inc. (a)	16,357	422,338
Quality Systems, Inc.	19,147	352,496
Vocera Communications, Inc. (a)	9,880	172,604
		7,500,323
Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc. (a)(d)	5,514	76,038
Affymetrix, Inc. (a)(d)	33,947	318,762
Albany Molecular Research, Inc. (a)(d)	11,377	121,734
Cambrex Corp. (a)	14,432	270,889
Fluidigm Corp. (a)	12,302	555,066
Furiex Pharmaceuticals, Inc. (a)(d)	3,264	151,319
Harvard Bioscience, Inc. (a)	10,254	45,323
Luminex Corp. (a)	18,096	330,614
NeoGenomics, Inc. (a)	15,703	62,812
Pacific Biosciences of California, Inc. (a)	23,033	165,377
PAREXEL International Corp. (a)	27,330	1,333,977
Sequenom, Inc. (a)(d)	54,705	124,180
		3,556,091
Pharmaceuticals - 1.5%
AcelRx Pharmaceuticals, Inc. (a)	11,190	127,790
Aerie Pharmaceuticals, Inc.	3,692	68,154
Akorn, Inc. (a)	28,165	639,346
Alimera Sciences, Inc. (a)(d)	8,419	53,629
Ampio Pharmaceuticals, Inc. (a)	15,452	131,651
Aratana Therapeutics, Inc.	3,162	68,015
AstraZeneca PLC rights (a)	1,000	0
Auxilium Pharmaceuticals, Inc. (a)(d)	23,667	605,402
AVANIR Pharmaceuticals Class A (a)	70,855	265,706
Biodelivery Sciences International, Inc. (a)(d)	15,380	120,733
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Cadence Pharmaceuticals, Inc. (a)	29,513	$ 324,053
Cempra, Inc. (a)	9,136	108,627
Corcept Therapeutics, Inc. (a)(d)	26,404	90,830
Cornerstone Therapeutics, Inc. (a)	3,563	33,777
DepoMed, Inc. (a)	26,822	321,864
Endocyte, Inc. (a)(d)	14,627	173,622
Hi-Tech Pharmacal Co., Inc. (a)	5,315	229,927
Horizon Pharma, Inc. (a)(d)	24,198	238,592
Impax Laboratories, Inc. (a)	32,364	748,903
Lannett Co., Inc. (a)	8,933	315,514
Nektar Therapeutics (a)(d)	60,055	816,748
Omeros Corp. (a)(d)	14,315	167,199
Pacira Pharmaceuticals, Inc. (a)	13,238	907,200
Pernix Therapeutics Holdings, Inc. (a)	6,431	14,727
Pozen, Inc.	12,179	95,483
Prestige Brands Holdings, Inc. (a)	24,806	750,630
Questcor Pharmaceuticals, Inc. (d)	24,949	1,671,832
Relypsa, Inc.	2,957	97,758
Repros Therapeutics, Inc. (a)	10,916	204,675
Sagent Pharmaceuticals, Inc. (a)	8,677	164,256
SciClone Pharmaceuticals, Inc. (a)	27,714	130,256
Sucampo Pharmaceuticals, Inc. Class A (a)	7,294	60,248
Supernus Pharmaceuticals, Inc. (a)(d)	8,631	84,325
The Medicines Company (a)	30,411	1,057,086
TherapeuticsMD, Inc. (a)	42,235	277,906
VIVUS, Inc. (a)(d)	48,373	358,928
XenoPort, Inc. (a)	26,126	150,225
Zogenix, Inc. (a)	47,257	209,349
		11,884,966
TOTAL HEALTH CARE		109,713,285
INDUSTRIALS - 14.2%
Aerospace & Defense - 1.8%
AAR Corp.	18,764	500,061
AeroVironment, Inc. (a)(d)	8,516	253,947
American Science & Engineering, Inc.	4,266	291,752
API Technologies Corp. (a)	13,337	44,145
Astronics Corp. (a)	7,129	431,839
Cubic Corp.	9,577	474,349
Curtiss-Wright Corp.	22,518	1,383,056
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
DigitalGlobe, Inc. (a)	35,917	$ 1,371,311
Ducommun, Inc. (a)	5,074	144,609
Engility Holdings, Inc. (a)	8,221	314,947
Erickson Air-Crane, Inc. (a)	1,492	28,825
Esterline Technologies Corp. (a)	15,090	1,553,516
GenCorp, Inc. (non-vtg.) (a)(d)	28,570	486,261
HEICO Corp. (d)	32,151	1,711,076
Innovative Solutions & Support, Inc. (a)	4,355	29,614
KEYW Holding Corp. (a)(d)	15,303	244,848
Kratos Defense & Security Solutions, Inc. (a)(d)	21,214	153,377
LMI Aerospace, Inc. (a)(d)	5,921	81,710
Moog, Inc. Class A (a)	21,645	1,299,999
National Presto Industries, Inc. (a)(d)	2,201	167,474
Orbital Sciences Corp. (a)	28,840	705,138
Sparton Corp. (a)	5,209	145,175
Taser International, Inc. (a)	24,608	395,204
Teledyne Technologies, Inc. (a)	18,212	1,673,136
		13,885,369
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	23,041	144,928
Atlas Air Worldwide Holdings, Inc. (a)	12,195	430,849
Echo Global Logistics, Inc. (a)	8,333	169,077
Forward Air Corp.	14,981	667,254
Hub Group, Inc. Class A (a)(d)	17,769	736,525
Pacer International, Inc. (a)	16,552	145,823
Park-Ohio Holdings Corp. (a)	3,986	190,531
UTi Worldwide, Inc.	43,697	684,295
XPO Logistics, Inc. (a)(d)	14,131	352,145
		3,521,427
Airlines - 0.5%
Allegiant Travel Co.	7,187	654,520
Hawaiian Holdings, Inc. (a)(d)	24,689	250,840
JetBlue Airways Corp. (a)(d)	113,203	991,658
Republic Airways Holdings, Inc. (a)	23,536	230,888
SkyWest, Inc.	24,835	323,103
Spirit Airlines, Inc. (a)	28,944	1,357,474
		3,808,483
Building Products - 0.8%
AAON, Inc.	13,575	402,635
American Woodmark Corp. (a)	4,838	169,862
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Apogee Enterprises, Inc.	13,870	$ 468,806
Builders FirstSource, Inc. (a)	21,310	171,546
Gibraltar Industries, Inc. (a)	14,441	257,916
Griffon Corp.	22,080	277,325
Insteel Industries, Inc.	8,590	160,032
NCI Building Systems, Inc. (a)	10,285	189,655
Norcraft Companies, Inc.	3,468	59,823
Nortek, Inc. (a)	4,453	334,910
Patrick Industries, Inc. (a)	3,135	112,860
PGT, Inc. (a)	16,232	173,358
Ply Gem Holdings, Inc. (d)	7,557	100,206
Quanex Building Products Corp.	17,689	335,207
Simpson Manufacturing Co. Ltd.	19,542	637,069
Trex Co., Inc. (a)(d)	8,373	588,873
Universal Forest Products, Inc.	9,572	503,009
USG Corp. (a)	36,503	1,116,992
		6,060,084
Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	26,167	697,612
ACCO Brands Corp. (a)(d)	53,371	310,086
Acorn Energy, Inc.	9,730	33,763
ARC Document Solutions, Inc. (a)	18,031	136,675
Casella Waste Systems, Inc. Class A (a)	20,576	105,555
CECO Environmental Corp. (d)	8,466	131,562
Cenveo, Inc. (a)(d)	24,382	80,948
CompX International, Inc. Class A	453	5,907
Courier Corp.	6,196	97,835
Deluxe Corp.	24,430	1,186,077
EnerNOC, Inc. (a)	12,514	280,314
Ennis, Inc.	11,618	168,112
G&K Services, Inc. Class A	9,418	526,372
Healthcare Services Group, Inc. (d)	32,864	891,600
Heritage-Crystal Clean, Inc. (a)(d)	4,570	75,953
Herman Miller, Inc.	27,893	781,841
HNI Corp.	21,571	740,101
InnerWorkings, Inc. (a)(d)	20,453	154,216
Interface, Inc.	28,860	604,617
Intersections, Inc.	3,445	25,493
Kimball International, Inc. Class B	15,480	230,188
Knoll, Inc.	24,396	404,974
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
McGrath RentCorp.	12,939	$ 473,826
Mine Safety Appliances Co.	13,446	677,409
Mobile Mini, Inc. (d)	18,408	711,837
Multi-Color Corp.	6,777	243,701
NL Industries, Inc.	3,212	35,460
Performant Financial Corp. (a)	11,121	94,862
Quad/Graphics, Inc.	12,028	275,802
Schawk, Inc. Class A	8,042	97,147
SP Plus Corp. (a)(d)	7,631	192,759
Steelcase, Inc. Class A	39,935	589,840
Swisher Hygiene, Inc. (Canada) (a)	53,835	27,219
Team, Inc. (a)	9,890	418,644
Tetra Tech, Inc. (a)	31,786	938,005
The Brink's Co.	22,868	723,544
TRC Companies, Inc. (a)	6,234	42,329
U.S. Ecology, Inc.	10,356	370,331
UniFirst Corp.	7,187	760,385
United Stationers, Inc.	19,432	805,068
Viad Corp.	9,443	248,256
West Corp.	10,248	236,934
		15,633,159
Construction & Engineering - 0.9%
Aegion Corp. (a)(d)	18,770	385,160
Ameresco, Inc. Class A (a)	10,340	101,952
Argan, Inc.	6,720	190,915
Comfort Systems U.S.A., Inc.	18,169	309,600
Dycom Industries, Inc. (a)	16,985	472,693
EMCOR Group, Inc.	32,185	1,368,184
Furmanite Corp. (a)	17,397	203,197
Granite Construction, Inc.	18,323	609,973
Great Lakes Dredge & Dock Corp. (a)(d)	27,571	207,610
Layne Christensen Co. (a)(d)	9,987	169,380
MasTec, Inc. (a)(d)	28,614	1,028,387
MYR Group, Inc. (a)	9,734	244,031
Northwest Pipe Co. (a)	4,488	157,439
Orion Marine Group, Inc. (a)	12,642	141,590
Pike Corp. (a)	12,346	130,127
Primoris Services Corp.	16,601	527,414
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Sterling Construction Co., Inc. (a)	8,963	$ 96,980
Tutor Perini Corp. (a)	17,891	404,337
		6,748,969
Electrical Equipment - 1.6%
Acuity Brands, Inc.	20,603	2,617,405
American Superconductor Corp. (a)(d)	18,282	27,423
AZZ, Inc.	12,317	514,974
Brady Corp. Class A	22,261	609,061
Capstone Turbine Corp. (a)(d)	145,972	236,475
Coleman Cable, Inc.	4,246	111,415
Encore Wire Corp.	9,898	505,689
EnerSys	23,094	1,571,778
Enphase Energy, Inc. (a)(d)	6,981	51,659
Franklin Electric Co., Inc.	22,541	898,033
FuelCell Energy, Inc. (a)(d)	86,185	123,245
Generac Holdings, Inc.	24,735	1,190,496
General Cable Corp. (d)	24,259	692,109
Global Power Equipment Group, Inc.	8,032	143,050
GrafTech International Ltd. (a)	56,345	577,536
II-VI, Inc. (a)	23,874	364,556
LSI Industries, Inc.	11,290	95,288
Polypore International, Inc. (a)(d)	22,473	744,980
Powell Industries, Inc.	4,594	282,118
Power Solutions International, Inc. (a)	1,031	68,572
PowerSecure International, Inc. (a)(d)	10,554	203,692
Preformed Line Products Co.	1,232	83,135
Revolution Lighting Technologies, Inc. (a)(d)	11,975	36,045
Thermon Group Holdings, Inc. (a)	13,635	369,236
Vicor Corp. (a)	8,844	91,359
		12,209,329
Industrial Conglomerates - 0.1%
Raven Industries, Inc. (d)	17,402	651,705
Machinery - 3.2%
Accuride Corp. (a)	18,054	68,786
Actuant Corp. Class A	35,127	1,202,046
Alamo Group, Inc.	3,394	170,447
Albany International Corp. Class A	13,674	472,710
Altra Industrial Motion Corp.	12,974	406,865
American Railcar Industries, Inc. (d)	4,617	225,864
Ampco-Pittsburgh Corp.	3,990	71,062
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Astec Industries, Inc.	9,490	$ 353,028
Barnes Group, Inc.	25,827	966,963
Blount International, Inc. (a)	23,676	303,526
Briggs & Stratton Corp. (d)	23,095	486,612
Chart Industries, Inc. (a)(d)	14,601	1,247,509
CIRCOR International, Inc.	8,550	615,771
CLARCOR, Inc.	23,800	1,318,996
Columbus McKinnon Corp. (NY Shares) (a)	9,908	244,926
Commercial Vehicle Group, Inc. (a)	14,299	114,392
Douglas Dynamics, Inc.	10,035	145,708
Dynamic Materials Corp.	6,247	136,372
Energy Recovery, Inc. (a)(d)	21,475	91,913
EnPro Industries, Inc. (a)	10,034	727,866
ESCO Technologies, Inc.	12,792	446,441
ExOne Co. (d)	3,166	148,992
Federal Signal Corp. (a)	29,720	366,150
Flow International Corp. (a)	21,695	87,648
FreightCar America, Inc.	5,780	132,824
Global Brass & Copper Holdings, Inc.	3,785	65,443
Gorman-Rupp Co.	9,015	286,947
Graham Corp.	4,543	162,231
Greenbrier Companies, Inc. (a)	11,723	430,117
Hardinge, Inc.	6,147	84,644
Hurco Companies, Inc.	3,393	87,947
Hyster-Yale Materials Handling Class A	4,969	426,141
John Bean Technologies Corp.	13,717	423,444
Kadant, Inc.	5,483	196,895
L.B. Foster Co. Class A	5,220	224,773
Lindsay Corp. (d)	6,162	523,770
Lydall, Inc. (a)	7,977	140,954
Manitex International, Inc. (a)	6,553	91,873
Meritor, Inc. (a)	46,813	514,007
Middleby Corp. (a)(d)	9,008	2,221,193
Miller Industries, Inc.	5,929	108,738
Mueller Industries, Inc.	14,059	875,032
Mueller Water Products, Inc. Class A	75,044	651,382
NN, Inc.	7,552	133,595
Omega Flex, Inc.	916	18,283
PMFG, Inc. (a)	11,184	83,544
Proto Labs, Inc. (a)(d)	8,274	656,625
RBC Bearings, Inc. (a)	10,942	709,479
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Rexnord Corp. (a)	14,560	$ 378,269
Standex International Corp.	6,111	347,594
Sun Hydraulics Corp. (d)	10,464	382,459
Tecumseh Products Co. Class A (non-vtg.) (a)	10,357	86,999
Tennant Co.	8,869	568,769
Titan International, Inc.	25,218	422,654
TriMas Corp. (a)	21,343	742,736
Twin Disc, Inc.	4,201	99,018
Wabash National Corp. (a)(d)	32,771	449,290
Watts Water Technologies, Inc. Class A	13,443	753,077
Woodward, Inc.	33,126	1,419,449
Xerium Technologies, Inc. (a)	5,706	95,633
		25,416,421
Marine - 0.1%
International Shipholding Corp.	3,046	81,602
Matson, Inc.	20,311	486,042
Ultrapetrol (Bahamas) Ltd. (a)	7,809	25,926
		593,570
Professional Services - 1.3%
Acacia Research Corp. (d)	23,615	326,359
Advisory Board Co. (a)	17,077	1,081,145
Barrett Business Services, Inc.	3,380	265,026
CBIZ, Inc. (a)(d)	16,777	144,282
CDI Corp.	6,607	113,112
Corporate Executive Board Co. (d)	15,958	1,166,530
CRA International, Inc. (a)	6,165	116,272
Exponent, Inc.	6,438	464,952
Franklin Covey Co. (a)	5,018	95,894
FTI Consulting, Inc. (a)	19,730	731,391
GP Strategies Corp. (a)	6,731	186,785
Heidrick & Struggles International, Inc.	8,766	146,217
Huron Consulting Group, Inc. (a)	11,188	741,093
ICF International, Inc. (a)	9,471	318,794
Insperity, Inc.	10,847	358,168
Kelly Services, Inc. Class A (non-vtg.)	12,392	297,160
Kforce, Inc.	13,039	236,397
Korn/Ferry International (a)	23,436	549,809
MISTRAS Group, Inc. (a)	7,349	171,673
Navigant Consulting, Inc. (a)	23,076	405,445
Odyssey Marine Exploration, Inc. (a)(d)	44,753	86,821
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
On Assignment, Inc. (a)	21,592	$ 640,851
Pendrell Corp. (a)	77,982	113,854
Resources Connection, Inc.	20,243	272,876
RPX Corp. (a)	15,523	251,783
TrueBlue, Inc. (a)	19,521	478,850
VSE Corp.	2,017	88,970
WageWorks, Inc. (a)	11,999	746,218
		10,596,727
Road & Rail - 0.6%
Arkansas Best Corp.	12,353	423,584
Celadon Group, Inc.	10,234	212,663
Heartland Express, Inc. (d)	22,259	468,775
Knight Transportation, Inc. (d)	28,124	600,447
Marten Transport Ltd.	10,995	209,675
Patriot Transportation Holding, Inc. (a)	2,873	104,807
Quality Distribution, Inc. (a)	10,334	142,093
Roadrunner Transportation Systems, Inc. (a)	8,913	233,966
Saia, Inc. (a)	11,685	393,317
Swift Transporation Co. (a)(d)	40,267	877,821
Universal Truckload Services, Inc.	2,606	75,600
Werner Enterprises, Inc. (d)	22,202	578,584
YRC Worldwide, Inc. (a)(d)	5,195	114,186
		4,435,518
Trading Companies & Distributors - 0.9%
Aceto Corp.	13,120	279,718
Aircastle Ltd.	33,113	625,505
Applied Industrial Technologies, Inc.	20,027	1,012,165
Beacon Roofing Supply, Inc. (a)(d)	23,450	886,176
BlueLinx Corp. (a)	12,863	20,452
CAI International, Inc. (a)(d)	7,955	164,589
DXP Enterprises, Inc. (a)	4,532	435,253
H&E Equipment Services, Inc. (a)	14,243	431,278
Houston Wire & Cable Co.	9,647	127,630
Kaman Corp. (d)	13,953	540,818
Rush Enterprises, Inc. Class A (a)	18,288	505,480
Stock Building Supply Holdings, Inc.	3,781	65,903
TAL International Group, Inc.	16,128	693,988
Textainer Group Holdings Ltd. (d)	10,373	376,436
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Titan Machinery, Inc. (a)(d)	8,028	$ 130,856
Watsco, Inc.	12,262	1,160,230
		7,456,477
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	19,489	435,579
TOTAL INDUSTRIALS		111,452,817
INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 1.8%
ADTRAN, Inc.	28,899	733,746
Alliance Fiber Optic Products, Inc. (d)	5,596	88,137
Anaren, Inc. (a)	5,389	150,623
Applied Optoelectronics, Inc.	1,595	21,740
Arris Group, Inc. (a)	56,022	1,450,970
Aruba Networks, Inc. (a)(d)	54,762	1,079,359
Aviat Networks, Inc. (a)	35,973	68,349
Bel Fuse, Inc. Class B (non-vtg.)	4,736	90,789
Black Box Corp.	7,505	205,712
CalAmp Corp. (a)(d)	16,903	498,300
Calix Networks, Inc. (a)	19,954	158,235
Ciena Corp. (a)	48,874	1,140,230
Comtech Telecommunications Corp.	8,121	247,041
Digi International, Inc. (a)	12,097	124,599
Emulex Corp. (a)	41,505	305,477
Extreme Networks, Inc. (a)	44,605	326,509
Finisar Corp. (a)(d)	44,925	1,065,172
Harmonic, Inc. (a)	49,813	326,773
Infinera Corp. (a)(d)	55,452	483,541
InterDigital, Inc.	19,793	569,049
Ixia (a)	26,687	341,327
KVH Industries, Inc. (a)	8,924	117,618
NETGEAR, Inc. (a)(d)	18,531	591,324
NumereX Corp. Class A (a)	7,299	97,442
Oplink Communications, Inc. (a)	8,572	145,124
Parkervision, Inc. (a)(d)	42,556	195,332
PC-Tel, Inc.	7,054	57,913
Plantronics, Inc.	20,845	894,876
Procera Networks, Inc. (a)	9,782	113,080
Ruckus Wireless, Inc. (a)	21,808	292,881
ShoreTel, Inc. (a)	28,264	217,633
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Sonus Networks, Inc. (a)	103,250	$ 309,750
Tessco Technologies, Inc.	2,730	90,882
Ubiquiti Networks, Inc. (a)(d)	6,010	247,612
ViaSat, Inc. (a)(d)	18,853	1,121,942
Westell Technologies, Inc. Class A (a)	21,257	79,714
		14,048,801
Computers & Peripherals - 0.5%
Avid Technology, Inc. (a)	14,580	101,185
Cray, Inc. (a)(d)	19,219	566,768
Datalink Corp. (a)	8,826	128,242
Electronics for Imaging, Inc. (a)	22,281	944,046
Fusion-io, Inc. (a)(d)	38,984	428,824
Hutchinson Technology, Inc. (a)	11,017	41,865
Imation Corp. (a)	18,567	89,307
Immersion Corp. (a)	13,320	155,844
QLogic Corp. (a)	43,146	499,199
Quantum Corp. (a)(d)	108,170	135,213
Silicon Graphics International Corp. (a)(d)	16,211	210,905
Super Micro Computer, Inc. (a)	15,816	325,177
Violin Memory, Inc. (d)	7,363	27,832
		3,654,407
Electronic Equipment & Components - 2.7%
Aeroflex Holding Corp. (a)	11,850	81,647
Agilysys, Inc. (a)	8,101	106,123
Anixter International, Inc.	12,893	1,130,974
Audience, Inc. (a)	4,604	52,394
Badger Meter, Inc. (d)	6,691	340,840
Belden, Inc.	21,242	1,374,570
Benchmark Electronics, Inc. (a)	25,990	590,753
Checkpoint Systems, Inc. (a)	20,683	275,911
Cognex Corp. (a)	41,645	1,642,895
Coherent, Inc. (a)	11,976	800,476
Control4 Corp. (d)	2,265	51,914
CTS Corp.	15,797	295,246
Daktronics, Inc.	17,515	255,894
DTS, Inc. (a)	8,555	177,345
Electro Rent Corp.	9,161	154,088
Electro Scientific Industries, Inc.	11,523	124,909
Fabrinet (a)	13,634	251,820
FARO Technologies, Inc. (a)	8,219	425,087
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
FEI Co.	19,934	$ 1,868,214
GSI Group, Inc. (a)	15,098	162,907
Insight Enterprises, Inc. (a)	20,959	442,235
InvenSense, Inc. (a)(d)	27,380	539,112
Itron, Inc. (a)	18,780	758,336
KEMET Corp. (a)	22,910	126,463
Littelfuse, Inc.	10,517	941,272
Maxwell Technologies, Inc. (a)(d)	13,022	106,260
Measurement Specialties, Inc. (a)	7,538	415,871
Mercury Systems, Inc. (a)	14,986	160,350
Mesa Laboratories, Inc.	1,457	116,953
Methode Electronics, Inc. Class A	17,908	602,783
MTS Systems Corp. (d)	7,595	534,156
Multi-Fineline Electronix, Inc. (a)	3,486	48,107
Neonode, Inc. (a)(d)	14,682	83,541
Newport Corp. (a)	19,352	351,045
OSI Systems, Inc. (a)	9,585	555,259
Park Electrochemical Corp.	10,525	317,539
PC Connection, Inc.	4,758	97,349
Plexus Corp. (a)	16,174	632,403
RadiSys Corp. (a)	10,944	30,972
RealD, Inc. (a)	18,578	166,273
Richardson Electronics Ltd.	4,074	46,973
Rofin-Sinar Technologies, Inc. (a)	13,979	322,915
Rogers Corp. (a)	8,100	491,670
Sanmina Corp. (a)	40,297	673,766
ScanSource, Inc. (a)	13,218	496,204
Speed Commerce, Inc. (a)	21,557	86,228
SYNNEX Corp. (a)	12,527	703,391
TTM Technologies, Inc. (a)	25,410	203,534
Uni-Pixel, Inc. (a)(d)	4,811	45,945
Universal Display Corp. (a)(d)	19,348	628,423
Viasystems Group, Inc. (a)	1,488	19,433
Vishay Precision Group, Inc. (a)	6,542	93,158
Zygo Corp. (a)	8,399	117,838
		21,119,764
Internet Software & Services - 3.0%
Angie's List, Inc. (a)(d)	20,273	363,698
Bankrate, Inc. (a)(d)	22,305	370,040
Bazaarvoice, Inc. (a)(d)	22,221	161,102
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Benefitfocus, Inc.	2,338	$ 152,321
Blucora, Inc. (a)	19,908	509,844
Brightcove, Inc. (a)	12,952	139,104
Carbonite, Inc. (a)	6,426	64,967
ChannelAdvisor Corp. (a)	3,025	131,194
Chegg, Inc. (d)	7,106	47,397
comScore, Inc. (a)	17,416	477,373
Constant Contact, Inc. (a)	14,722	397,641
Cornerstone OnDemand, Inc. (a)(d)	19,390	1,106,200
CoStar Group, Inc. (a)	13,779	2,370,539
Cvent, Inc.	3,201	122,310
DealerTrack Holdings, Inc. (a)(d)	20,888	974,425
Demand Media, Inc. (a)	16,734	96,555
Demandware, Inc. (a)	8,947	569,745
Dice Holdings, Inc. (a)(d)	19,628	137,396
Digital River, Inc. (a)	16,810	295,520
E2open, Inc. (a)	7,829	187,505
Earthlink Holdings Corp.	51,477	223,410
eGain Communications Corp. (a)	6,208	59,473
Endurance International Group Holdings, Inc.	10,070	115,604
Envestnet, Inc. (a)	10,687	456,869
Global Eagle Entertainment, Inc. (a)	13,478	215,783
Gogo, Inc. (d)	5,164	105,294
Internap Network Services Corp. (a)	25,531	208,078
IntraLinks Holdings, Inc. (a)	17,771	188,017
j2 Global, Inc. (d)	22,070	1,000,875
Limelight Networks, Inc. (a)	24,851	47,465
Liquidity Services, Inc. (a)(d)	12,242	290,992
LivePerson, Inc. (a)	26,416	365,333
LogMeIn, Inc. (a)	11,612	394,344
Marchex, Inc. Class B	11,362	106,348
Marin Software, Inc. (d)	4,309	42,530
Marketo, Inc.	3,294	134,856
Millennial Media, Inc. (a)(d)	17,414	138,267
Monster Worldwide, Inc. (a)	50,297	307,818
Move, Inc. (a)	20,046	283,450
Net Element International, Inc. (a)	971	4,428
NIC, Inc.	31,746	690,158
OpenTable, Inc. (a)(d)	11,035	830,715
Perficient, Inc. (a)	16,157	331,703
QuinStreet, Inc. (a)	15,773	130,443
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
RealNetworks, Inc. (a)	9,018	$ 65,651
Reis, Inc. (a)	3,274	58,277
Responsys, Inc. (a)	18,569	501,549
Rocket Fuel, Inc. (d)	2,364	138,294
SciQuest, Inc. (a)(d)	10,979	290,285
Shutterstock, Inc. (a)(d)	3,538	285,198
Spark Networks, Inc. (a)	7,113	40,757
SPS Commerce, Inc. (a)	7,596	490,854
Stamps.com, Inc. (a)	6,305	248,795
Support.com, Inc. (a)	25,083	67,724
TechTarget, Inc. (a)	5,541	37,291
Textura Corp. (d)	2,709	85,171
Travelzoo, Inc. (a)	4,378	97,542
Tremor Video, Inc.	2,761	12,259
Trulia, Inc. (a)(d)	13,282	458,627
United Online, Inc.	6,594	79,853
Unwired Planet, Inc.	52,225	87,216
ValueClick, Inc. (a)(d)	32,054	689,161
VistaPrint Ltd. (a)	15,658	765,363
Vocus, Inc. (a)(d)	9,134	111,617
Web.com Group, Inc. (a)(d)	20,151	681,104
WebMD Health Corp. (a)(d)	13,717	657,044
Wix.com Ltd. (a)	4,062	116,417
XO Group, Inc. (a)	14,620	177,341
Xoom Corp.	3,994	109,396
Yelp, Inc. (a)	15,596	1,184,516
YuMe, Inc.	1,983	15,487
Zillow, Inc. (a)(d)	11,190	918,699
Zix Corp. (a)	27,724	124,481
		23,943,098
IT Services - 2.1%
Acxiom Corp. (a)	35,587	1,279,709
Blackhawk Network Holdings, Inc.	5,360	141,022
CACI International, Inc. Class A (a)(d)	11,078	819,994
Cardtronics, Inc. (a)	21,278	819,629
Cass Information Systems, Inc.	4,733	256,150
Ciber, Inc. (a)	37,356	144,941
Computer Task Group, Inc.	6,839	110,518
Convergys Corp. (d)	51,593	1,050,949
CSG Systems International, Inc.	16,328	489,187
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
EPAM Systems, Inc. (a)	10,279	$ 420,411
Euronet Worldwide, Inc. (a)	24,088	1,032,412
EVERTEC, Inc.	14,180	342,163
ExlService Holdings, Inc. (a)	15,721	395,383
Forrester Research, Inc.	5,875	220,548
Global Cash Access Holdings, Inc. (a)	30,486	258,521
Hackett Group, Inc.	12,428	73,325
Heartland Payment Systems, Inc. (d)	17,249	743,604
Higher One Holdings, Inc. (a)	15,097	117,153
iGATE Corp. (a)	16,517	557,449
Lionbridge Technologies, Inc. (a)	26,658	146,619
Luxoft Holding, Inc.	2,426	90,708
ManTech International Corp. Class A	10,822	314,920
Maximus, Inc.	32,903	1,394,100
ModusLink Global Solutions, Inc. (a)	18,812	96,882
MoneyGram International, Inc. (a)	9,852	182,262
Planet Payment, Inc. (a)	20,950	73,954
PRG-Schultz International, Inc. (a)	15,349	102,224
Sapient Corp. (a)	52,470	841,094
ServiceSource International, Inc. (a)(d)	30,230	241,235
Sykes Enterprises, Inc. (a)	19,819	415,406
Syntel, Inc. (a)	7,494	631,370
Teletech Holdings, Inc. (a)	11,281	246,151
Unisys Corp. (a)(d)	21,263	728,683
Virtusa Corp. (a)	10,921	374,372
WEX, Inc. (a)	18,696	1,539,803
		16,692,851
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries, Inc. (a)	18,506	505,214
Alpha & Omega Semiconductor Ltd. (a)	6,304	45,767
Ambarella, Inc. (a)(d)	8,807	282,088
Amkor Technology, Inc. (a)(d)	31,964	169,409
ANADIGICS, Inc. (a)(d)	42,417	83,561
Applied Micro Circuits Corp. (a)(d)	35,030	353,803
ATMI, Inc. (a)	15,283	423,033
Axcelis Technologies, Inc. (a)	49,493	119,773
Brooks Automation, Inc.	30,245	306,987
Cabot Microelectronics Corp. (a)	11,050	445,536
Cavium, Inc. (a)	24,831	922,968
Ceva, Inc. (a)(d)	10,653	185,256
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cirrus Logic, Inc. (a)(d)	30,498	$ 534,020
Cohu, Inc.	12,233	126,734
Cypress Semiconductor Corp. (d)	70,131	704,115
Diodes, Inc. (a)	17,303	396,412
DSP Group, Inc. (a)	9,626	86,249
Entegris, Inc. (a)	67,365	708,680
Entropic Communications, Inc. (a)	45,022	187,742
Exar Corp. (a)	19,546	215,201
FormFactor, Inc. (a)	24,788	159,635
GSI Technology, Inc. (a)	7,752	51,628
GT Advanced Technologies, Inc. (a)(d)	64,516	662,579
Hittite Microwave Corp.	15,318	878,487
Inphi Corp. (a)	12,269	140,848
Integrated Device Technology, Inc. (a)	63,659	614,309
Integrated Silicon Solution, Inc. (a)	14,246	167,675
Intermolecular, Inc. (a)	5,923	23,870
International Rectifier Corp. (a)	33,106	861,087
Intersil Corp. Class A	61,786	700,653
IXYS Corp.	11,075	140,542
Kopin Corp. (a)	31,124	119,516
Lattice Semiconductor Corp. (a)	56,993	329,420
LTX-Credence Corp. (a)	21,950	187,673
M/A-COM Technology Solutions, Inc. (a)	5,087	86,479
MaxLinear, Inc. Class A (a)	11,428	117,251
Micrel, Inc.	26,916	268,622
Microsemi Corp. (a)	44,116	1,034,079
MKS Instruments, Inc.	25,110	756,564
Monolithic Power Systems, Inc. (a)(d)	17,774	581,032
MoSys, Inc. (a)	22,529	113,096
Nanometrics, Inc. (a)	11,387	192,896
NeoPhotonics Corp. (a)	9,726	71,389
NVE Corp. (a)	2,316	133,309
Omnivision Technologies, Inc. (a)(d)	25,983	399,878
PDF Solutions, Inc. (a)	12,726	301,606
Peregrine Semiconductor Corp. (a)(d)	12,700	83,439
Pericom Semiconductor Corp. (a)	11,465	94,930
Photronics, Inc. (a)	30,357	251,963
PLX Technology, Inc. (a)	22,905	138,575
PMC-Sierra, Inc. (a)	95,944	628,433
Power Integrations, Inc.	13,805	817,670
Rambus, Inc. (a)(d)	53,930	480,516
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
RF Micro Devices, Inc. (a)(d)	135,568	$ 722,577
Rubicon Technology, Inc. (a)	10,170	111,565
Rudolph Technologies, Inc. (a)(d)	14,531	159,696
Semtech Corp. (a)	32,007	730,080
Sigma Designs, Inc. (a)	15,370	72,085
Silicon Image, Inc. (a)	40,389	225,775
Spansion, Inc. Class A (a)	22,510	337,650
SunEdison, Inc. (a)(d)	128,167	1,782,803
SunPower Corp. (a)(d)	19,554	632,767
Supertex, Inc. (a)	4,753	126,905
Synaptics, Inc. (a)(d)	15,620	911,583
Tessera Technologies, Inc.	25,542	507,009
TriQuint Semiconductor, Inc. (a)(d)	78,566	652,098
Ultra Clean Holdings, Inc. (a)	10,876	124,313
Ultratech, Inc. (a)(d)	13,442	340,083
Veeco Instruments, Inc. (a)(d)	18,914	718,921
		26,548,107
Software - 4.3%
Accelrys, Inc. (a)	26,970	339,283
ACI Worldwide, Inc. (a)	19,212	1,164,439
Actuate Corp. (a)	22,090	167,884
Advent Software, Inc.	15,527	510,217
American Software, Inc. Class A	12,323	124,216
Aspen Technology, Inc. (a)	44,989	2,050,149
AVG Technologies NV (a)(d)	11,501	190,802
Barracuda Networks, Inc. (d)	2,068	70,953
Blackbaud, Inc.	22,162	763,703
Bottomline Technologies, Inc. (a)(d)	17,948	621,360
BroadSoft, Inc. (a)(d)	13,505	413,388
Callidus Software, Inc. (a)	19,843	291,097
CommVault Systems, Inc. (a)	22,350	1,543,715
Comverse, Inc. (a)	11,276	406,387
Covisint Corp. (d)	2,814	26,311
Cyan, Inc. (d)	2,579	9,774
Digimarc Corp.	3,342	122,250
Ebix, Inc. (d)	14,915	202,546
Ellie Mae, Inc. (a)(d)	12,559	327,790
EPIQ Systems, Inc.	14,774	212,155
ePlus, Inc. (a)	1,877	101,245
Fair Isaac Corp.	17,557	954,399
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
FleetMatics Group PLC (a)(d)	8,364	$ 334,644
Gigamon, Inc. (a)	3,782	115,200
Glu Mobile, Inc. (a)(d)	31,066	122,711
Guidance Software, Inc. (a)	9,629	103,897
Guidewire Software, Inc. (a)	23,474	1,108,208
Imperva, Inc. (a)	9,762	536,910
Infoblox, Inc. (a)(d)	25,464	893,277
Interactive Intelligence Group, Inc. (a)	7,478	567,879
Jive Software, Inc. (a)	18,215	168,489
Manhattan Associates, Inc. (a)	37,368	1,260,049
Mavenir Systems, Inc.	2,086	26,576
Mentor Graphics Corp.	45,409	944,507
MicroStrategy, Inc. Class A (a)	4,353	547,172
Mitek Systems, Inc. (a)	11,851	70,987
Model N, Inc.	3,209	31,769
Monotype Imaging Holdings, Inc.	18,553	541,191
NetScout Systems, Inc. (a)	17,353	612,908
Parametric Technology Corp. (a)	57,563	2,053,848
Pegasystems, Inc.	8,288	376,607
Progress Software Corp. (a)	25,288	611,211
Proofpoint, Inc. (a)(d)	10,992	444,956
PROS Holdings, Inc. (a)	10,880	413,549
QAD, Inc. Class A	2,134	38,817
QLIK Technologies, Inc. (a)	41,838	1,130,463
Qualys, Inc. (a)	6,903	200,049
Rally Software Development Corp.	2,969	63,240
RealPage, Inc. (a)(d)	22,535	506,587
Rosetta Stone, Inc. (a)	5,538	61,361
Sapiens International Corp. NV	9,395	66,329
SeaChange International, Inc. (a)	15,718	187,987
Silver Spring Networks, Inc. (d)	2,425	41,346
SS&C Technologies Holdings, Inc. (a)	28,042	1,088,590
Synchronoss Technologies, Inc. (a)(d)	14,098	375,853
Take-Two Interactive Software, Inc. (a)	39,022	748,442
Tangoe, Inc. (a)(d)	15,427	281,234
TeleCommunication Systems, Inc. Class A (a)	17,867	40,558
TeleNav, Inc. (a)	8,481	55,127
TiVo, Inc. (a)	61,315	759,693
Tyler Technologies, Inc. (a)	15,152	1,597,778
Ultimate Software Group, Inc. (a)	13,250	2,162,798
Vasco Data Security International, Inc. (a)	11,305	84,448
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Verint Systems, Inc. (a)	25,415	$ 1,154,858
VirnetX Holding Corp. (a)(d)	20,464	367,533
Vringo, Inc. (a)(d)	32,065	137,559
		33,651,258
TOTAL INFORMATION TECHNOLOGY		139,658,286
MATERIALS - 4.8%
Chemicals - 2.3%
A. Schulman, Inc.	14,181	481,729
Advanced Emissions Solutions, Inc. (a)	5,160	257,639
American Pacific Corp. (a)	2,897	134,508
American Vanguard Corp. (d)	14,113	327,986
Arabian American Development Co. (a)	9,376	106,886
Axiall Corp.	33,568	1,339,363
Balchem Corp.	14,028	764,807
Calgon Carbon Corp. (a)	25,320	514,249
Chase Corp.	3,109	98,307
Chemtura Corp. (a)	47,424	1,189,394
Ferro Corp. (a)	34,978	440,023
Flotek Industries, Inc. (a)(d)	22,572	485,524
FutureFuel Corp.	10,903	178,373
GSE Holding, Inc. (a)	2,300	1,702
H.B. Fuller Co.	24,022	1,118,945
Hawkins, Inc.	4,055	142,777
Innophos Holdings, Inc. (d)	10,579	493,722
Innospec, Inc.	11,389	487,905
Intrepid Potash, Inc. (a)(d)	26,302	386,639
KMG Chemicals, Inc.	4,704	73,665
Koppers Holdings, Inc.	9,784	386,468
Kraton Performance Polymers, Inc. (a)	15,699	392,632
Landec Corp. (a)	13,626	146,480
LSB Industries, Inc. (a)	9,199	304,579
Marrone Bio Innovations, Inc.	2,136	33,941
Minerals Technologies, Inc.	16,784	867,397
Olin Corp.	38,356	986,133
OM Group, Inc. (a)	15,149	489,919
OMNOVA Solutions, Inc. (a)	22,983	207,766
Penford Corp. (a)	5,329	65,973
PolyOne Corp.	47,801	1,699,804
Quaker Chemical Corp.	6,392	441,751
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Sensient Technologies Corp.	23,926	$ 1,170,460
Stepan Co.	9,018	571,651
Taminco Corp.	7,222	145,234
Tredegar Corp.	12,343	305,983
Zep, Inc.	10,746	172,366
Zoltek Companies, Inc. (a)	13,211	220,624
		17,633,304
Construction Materials - 0.2%
Headwaters, Inc. (a)	34,651	385,319
Texas Industries, Inc. (a)(d)	10,508	790,412
U.S. Concrete, Inc. (a)	7,252	164,330
United States Lime & Minerals, Inc.	682	37,203
		1,377,264
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	2,087	91,911
Berry Plastics Group, Inc. (a)	26,685	595,076
Graphic Packaging Holding Co. (a)	94,310	895,945
Myers Industries, Inc.	13,459	257,740
UFP Technologies, Inc. (a)	2,635	67,509
		1,908,181
Metals & Mining - 1.3%
A.M. Castle & Co. (a)	8,311	114,027
AK Steel Holding Corp. (a)(d)	66,072	467,129
Allied Nevada Gold Corp. (a)(d)	49,819	244,611
Amcol International Corp.	13,753	468,565
Century Aluminum Co. (a)	25,395	296,360
Coeur d'Alene Mines Corp. (a)(d)	47,847	485,647
Commercial Metals Co.	57,105	1,088,421
General Moly, Inc. (a)	27,264	35,171
Globe Specialty Metals, Inc.	30,608	535,028
Gold Resource Corp.	16,859	77,720
Handy & Harman Ltd. (a)	2,064	40,289
Haynes International, Inc.	5,757	294,413
Hecla Mining Co. (d)	159,776	484,121
Horsehead Holding Corp. (a)(d)	24,280	371,970
Kaiser Aluminum Corp. (d)	8,981	626,964
Materion Corp.	9,415	250,157
Midway Gold Corp. (a)(d)	53,298	55,430
Molycorp, Inc. (a)(d)	71,514	346,843
Noranda Aluminium Holding Corp.	20,161	65,725
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Olympic Steel, Inc.	4,160	$ 115,190
Paramount Gold & Silver Corp. (a)(d)	70,858	84,321
RTI International Metals, Inc. (a)	15,202	473,086
Schnitzer Steel Industries, Inc. Class A (d)	12,648	334,160
Stillwater Mining Co. (a)(d)	55,648	697,826
SunCoke Energy, Inc. (a)	33,478	742,542
U.S. Silica Holdings, Inc. (d)	10,108	299,399
Universal Stainless & Alloy Products, Inc. (a)	3,352	106,392
Walter Energy, Inc. (d)	30,060	341,482
Worthington Industries, Inc.	25,606	1,038,067
		10,581,056
Paper & Forest Products - 0.8%
Boise Cascade Co.	5,625	171,506
Clearwater Paper Corp. (a)	10,394	591,938
Deltic Timber Corp.	5,152	331,325
Kapstone Paper & Packaging Corp. (a)	39,536	1,105,822
Louisiana-Pacific Corp. (a)	66,960	1,173,809
Neenah Paper, Inc.	7,673	333,315
P.H. Glatfelter Co.	21,016	651,286
Resolute Forest Products (a)	33,509	646,724
Schweitzer-Mauduit International, Inc.	15,072	695,271
Wausau-Mosinee Paper Corp.	23,625	322,718
		6,023,714
TOTAL MATERIALS		37,523,519
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (a)	41,971	425,586
Atlantic Tele-Network, Inc.	4,763	277,445
Cbeyond, Inc. (a)	13,536	98,271
Cincinnati Bell, Inc. (a)	102,993	356,356
Cogent Communications Group, Inc.	22,854	945,470
Consolidated Communications Holdings, Inc.	18,908	370,219
FairPoint Communications, Inc. (a)	10,515	134,697
General Communications, Inc. Class A (a)	14,065	136,852
Hawaiian Telcom Holdco, Inc. (a)	5,296	143,733
HickoryTech Corp.	7,160	102,460
IDT Corp. Class B	8,133	138,261
inContact, Inc. (a)(d)	26,039	228,622
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Inteliquent, Inc.	14,965	$ 173,594
Iridium Communications, Inc. (a)(d)	29,584	187,563
Lumos Networks Corp.	7,358	139,876
ORBCOMM, Inc. (a)	19,764	136,372
Premiere Global Services, Inc. (a)	22,859	249,163
Straight Path Communications, Inc. Class B (a)	3,271	26,953
Towerstream Corp. (a)(d)	35,146	99,815
VocalTec Communications Ltd. (a)(d)	9,623	139,726
Vonage Holdings Corp. (a)	75,597	348,502
		4,859,536
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)(d)	7,239	43,796
Leap Wireless International, Inc. (a)	25,706	451,140
NII Holdings, Inc. (a)(d)	84,457	254,216
NTELOS Holdings Corp.	7,361	120,794
RingCentral, Inc. (d)	4,021	73,383
Shenandoah Telecommunications Co.	11,474	287,997
U.S.A. Mobility, Inc.	10,818	154,265
		1,385,591
TOTAL TELECOMMUNICATION SERVICES		6,245,127
UTILITIES - 3.1%
Electric Utilities - 1.4%
Allete, Inc.	19,452	972,211
Cleco Corp.	28,944	1,414,204
El Paso Electric Co.	19,476	709,511
Empire District Electric Co.	19,640	450,738
IDACORP, Inc.	24,134	1,272,586
MGE Energy, Inc.	11,074	630,554
NRG Yield, Inc. Class A (d)	10,862	422,966
Otter Tail Corp.	17,651	491,404
PNM Resources, Inc.	37,877	933,668
Portland General Electric Co.	36,316	1,096,017
UIL Holdings Corp.	27,097	1,047,841
Unitil Corp.	7,982	242,972
UNS Energy Corp.	19,930	1,193,408
		10,878,080
Gas Utilities - 0.8%
Chesapeake Utilities Corp.	5,005	294,544
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Delta Natural Gas Co., Inc.	2,508	$ 52,217
Laclede Group, Inc.	15,241	699,409
New Jersey Resources Corp.	20,569	937,946
Northwest Natural Gas Co.	13,366	555,491
Piedmont Natural Gas Co., Inc.	35,425	1,169,734
South Jersey Industries, Inc. (d)	15,050	802,767
Southwest Gas Corp.	22,043	1,184,370
WGL Holdings, Inc.	24,553	927,612
		6,624,090
Independent Power Producers & Energy Traders - 0.4%
Atlantic Power Corp.	58,538	153,473
Black Hills Corp.	21,088	1,156,255
Dynegy, Inc. (a)(d)	48,510	987,664
Genie Energy Ltd. Class B (a)	6,149	61,490
Ormat Technologies, Inc.	8,229	202,845
Pattern Energy Group, Inc.	8,957	249,811
		2,811,538
Multi-Utilities - 0.2%
Avista Corp.	28,617	825,028
NorthWestern Energy Corp.	18,143	820,245
		1,645,273
Water Utilities - 0.3%
American States Water Co.	18,158	515,687
Artesian Resources Corp. Class A	2,695	60,664
California Water Service Group	24,565	572,119
Connecticut Water Service, Inc.	5,589	188,349
Consolidated Water Co., Inc.	7,709	99,138
Middlesex Water Co.	7,663	152,494
Pure Cycle Corp. (a)	6,788	42,221
SJW Corp.	7,025	200,985
York Water Co.	6,609	134,625
		1,966,282
TOTAL UTILITIES		23,925,263
TOTAL COMMON STOCKS (Cost $690,026,275)		776,666,001
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 4/3/14 to 7/24/14 (e) (Cost $699,855)	$ 700,000	$ 699,929
Money Market Funds - 23.7%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	5,038,833	5,038,833
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	180,341,665	180,341,665
TOTAL MONEY MARKET FUNDS (Cost $185,380,498)		185,380,498
TOTAL INVESTMENT PORTFOLIO - 122.9% (Cost $876,106,628)		962,746,428
NET OTHER ASSETS (LIABILITIES) - (22.9)%		(179,446,889)
NET ASSETS - 100%		$ 783,299,539
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
51 ICE Russell 2000 Index Contracts (United States)	March 2014	$ 5,754,330	$ 120,506

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $284,943.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,797
Fidelity Securities Lending Cash Central Fund	709,558
Total	$ 717,355
Other Information

The following is a summary of the inputs used, as of January 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 101,749,944	$ 101,749,944	$ -	$ -
Consumer Staples	27,757,857	27,757,857	-	-
Energy	41,565,501	41,544,777	-	20,724
Financials	177,074,402	177,074,402	-	-
Health Care	109,713,285	109,713,285	-	-
Industrials	111,452,817	111,452,817	-	-
Information Technology	139,658,286	139,658,286	-	-
Materials	37,523,519	37,523,519	-	-
Telecommunication Services	6,245,127	6,245,127	-	-
Utilities	23,925,263	23,925,263	-	-
U.S. Government and Government Agency Obligations	699,929	-	699,929	-
Money Market Funds	185,380,498	185,380,498	-	-
Total Investments in Securities:	$ 962,746,428	$ 962,025,775	$ 699,929	$ 20,724
Derivative Instruments:
Assets
Futures Contracts	$ 120,506	$ 120,506	$ -	$ -
Income Tax Information

At January 31, 2014, the cost of investment securities for income tax purposes was $876,285,783. Net unrealized appreciation aggregated $86,460,645, of which $117,708,428 related to appreciated investment securities and $31,247,783 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2014